THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.1%
	Aerospace & Defense — 1.2%
6,880	General Electric Co.	$2,110,715
13,824	Howmet Aerospace, Inc.	2,876,498
		4,987,213
	Air Freight & Logistics — 0.6%
7,780	FedEx Corp.	2,507,105
	Automobile Components — 0.7%
61,859	BorgWarner, Inc.	2,932,735
	Automobiles — 1.9%
92,476	General Motors Co.	7,767,984
	Banks — 3.4%
35,314	Bank of America Corp.	1,878,705
32,587	Citigroup, Inc.	3,770,642
277,109	Regions Financial Corp.	7,897,606
		13,546,953
	Biotechnology — 5.6%
7,978	Amgen, Inc.	2,727,519
57,329	Gilead Sciences, Inc.	8,137,852
51,196	Halozyme Therapeutics, Inc.[1,2]	3,671,265
28,810	Incyte Corp.[1]	2,883,017
3,934	Regeneron Pharmaceuticals, Inc.	2,916,864
4,246	United Therapeutics Corp.[1]	1,993,454
		22,329,971
	Broadline Retail — 2.0%
87,604	eBay, Inc.	7,991,237
	Building Products — 0.5%
17,686	Owens Corning	2,119,490
	Capital Markets — 3.6%
28,022	CME Group, Inc.	8,100,039
21,018	Intercontinental Exchange, Inc.	3,652,508
28,594	Nasdaq, Inc.	2,770,473
		14,523,020
	Chemicals — 0.6%
21,813	PPG Industries, Inc.	2,522,237
	Communications Equipment — 4.0%
56,722	Arista Networks, Inc.[1]	8,039,776
34,402	Cisco Systems, Inc.	2,694,365
19,200	F5, Inc.[1]	5,291,712
		16,025,853
	Diversified Telecommunication Services — 1.2%
159,288	Comcast Corp. Class A	4,738,818
	Electric Utilities — 2.0%
17,612	American Electric Power Co., Inc.	2,109,477
41,837	Edison International	2,605,609
71,777	Exelon Corp.	3,214,174
		7,929,260
	Electrical Equipment — 1.5%
27,055	AMETEK, Inc.	6,059,779
See Notes to Schedules of Portfolio Investments
1

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 0.5%
8,834	TE Connectivity PLC	$1,968,038
	Energy Equipment & Services — 2.0%
142,578	Baker Hughes Co.	7,990,071
	Entertainment — 1.3%
43,780	Netflix, Inc.[1]	3,655,192
3,452	Spotify Technology SA1	1,727,208
		5,382,400
	Financial Services — 3.4%
24,620	Corpay, Inc.[1]	7,746,190
6,338	Mastercard, Inc. Class A	3,414,851
7,808	Visa, Inc. Class A	2,512,849
		13,673,890
	Food Products — 1.4%
78,840	General Mills, Inc.	3,647,139
80,610	Kraft Heinz Co.	1,913,681
		5,560,820
	Health Care Equipment & Supplies — 1.9%
72,924	Medtronic PLC	7,508,255
	Health Care Providers & Services — 2.2%
5,893	Cencora, Inc.	2,116,883
59,805	Centene Corp.[1]	2,590,753
6,174	Elevance Health, Inc.	2,134,599
6,960	UnitedHealth Group, Inc.	1,997,033
		8,839,268
	Hotel & Resort REITs — 0.5%
110,873	Host Hotels & Resorts, Inc.	2,054,477
	Hotels, Restaurants & Leisure — 2.5%
21,742	Airbnb, Inc. Class A1	2,812,763
26,561	Expedia Group, Inc.	7,034,415
		9,847,178
	Household Durables — 0.5%
14,489	Toll Brothers, Inc.	2,093,516
	Household Products — 1.7%
23,970	Church & Dwight Co., Inc.	2,307,113
28,564	Procter & Gamble Co.	4,335,158
		6,642,271
	Insurance — 1.5%
11,398	Aon PLC Class A	3,985,197
11,643	Marsh & McLennan Cos., Inc.	2,191,096
		6,176,293
	Interactive Media & Services — 2.8%
24,350	Alphabet, Inc. Class A	8,230,300
4,320	Meta Platforms, Inc. Class A	3,095,280
		11,325,580
	IT Services — 4.1%
35,200	Amdocs Ltd.	2,884,288
39,903	Cognizant Technology Solutions Corp. Class A	3,274,440
See Notes to Schedules of Portfolio Investments
2

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
42,267	Okta, Inc.[1]	$3,570,716
54,590	Twilio, Inc. Class A1	6,575,912
		16,305,356
	Machinery — 2.1%
21,824	Pentair PLC	2,299,595
7,414	Snap-on, Inc.	2,714,339
15,256	Westinghouse Air Brake Technologies Corp.	3,511,016
		8,524,950
	Media — 2.6%
104,428	Fox Corp. Class A	7,600,270
33,934	New York Times Co. Class A	2,487,702
6,371	Versant Media Group, Inc.[1]	207,567
		10,295,539
	Metals & Mining — 2.4%
75,765	Freeport-McMoRan, Inc.	4,563,326
45,225	Newmont Corp.	5,081,029
		9,644,355
	Oil, Gas & Consumable Fuels — 1.6%
154,757	APA Corp.[2]	4,087,133
54,996	Devon Energy Corp.	2,211,389
		6,298,522
	Passenger Airlines — 1.8%
110,946	Delta Air Lines, Inc.	7,310,232
	Pharmaceuticals — 2.1%
76,476	Bristol-Myers Squibb Co.	4,210,004
18,644	Johnson & Johnson	4,236,849
		8,446,853
	Professional Services — 1.6%
80,312	SS&C Technologies Holdings, Inc.	6,576,750
	Real Estate Management & Development — 1.9%
44,298	CBRE Group, Inc. Class A1	7,545,278
	Retail REITs — 1.4%
28,525	Simon Property Group, Inc.	5,457,118
	Semiconductors & Semiconductor Equipment — 13.8%
28,025	Applied Materials, Inc.	9,033,018
38,050	Cirrus Logic, Inc.[1]	4,959,437
190,847	Intel Corp.[1]	8,868,660
33,913	Lam Research Corp.	7,917,329
19,609	Micron Technology, Inc.	8,135,382
124,785	ON Semiconductor Corp.[1]	7,473,373
35,274	QUALCOMM, Inc.	5,347,186
60,492	Skyworks Solutions, Inc.	3,373,034
		55,107,419
	Software — 6.7%
84,805	Docusign, Inc.[1]	4,455,655
252,259	Dropbox, Inc. Class A1,2	6,427,559
47,127	Dynatrace, Inc.[1]	1,795,067
18,346	Salesforce, Inc.	3,894,672
See Notes to Schedules of Portfolio Investments
3

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
188,906	UiPath, Inc. Class A1,2	$2,378,327
86,942	Zoom Communications, Inc.[1]	8,007,358
		26,958,638
	Specialized REITs — 0.6%
2,679	Equinix, Inc.	2,199,271
	Specialty Retail — 2.9%
25,175	Ross Stores, Inc.	4,749,264
46,056	TJX Cos., Inc.	6,899,649
		11,648,913
	Technology Hardware, Storage & Peripherals — 2.5%
311,219	Hewlett Packard Enterprise Co.	6,697,433
34,127	NetApp, Inc.	3,288,136
		9,985,569
	TOTAL COMMON STOCKS (Cost $264,733,926)	397,348,475
Face Amount
REPURCHASE AGREEMENT* — 0.9%
$3,789,384	With Fixed Income Clearing Corp., dated 1/30/26, 1.06%, principal and interest in the amount of $3,789,719, due 2/2/26, (collateralized by a U.S. Treasury Note with a par value of $3,820,600, coupon rate of 3.750%, due 4/30/27, market value of $3,865,372)	3,789,384
	TOTAL REPURCHASE AGREEMENT (Cost $3,789,384)	3,789,384
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.6%
6,316,811	State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%[3]	6,316,811
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,316,811)	6,316,811
TOTAL INVESTMENTS (Cost $274,840,121)	101.6%	$407,454,670
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.6)	(6,514,796)
NET ASSETS	100.0%	$400,939,874

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.
See Notes to Schedules of Portfolio Investments
4

THE GLENMEDE FUND, INC.

Disciplined U.S. Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Aerospace & Defense — 1.3%
48,655	General Electric Co.	$14,926,867
	Air Freight & Logistics — 0.7%
55,089	Expeditors International of Washington, Inc.	8,843,988
	Beverages — 1.7%
242,843	Monster Beverage Corp.[1]	19,612,001
	Biotechnology — 3.6%
343,368	Incyte Corp.[1]	34,360,836
59,185	Neurocrine Biosciences, Inc.[1]	8,052,711
		42,413,547
	Broadline Retail — 0.7%
88,645	eBay, Inc.	8,086,197
	Building Products — 2.1%
59,616	Trane Technologies PLC	25,073,297
	Chemicals — 1.1%
36,045	Sherwin-Williams Co.	12,782,999
	Commercial Services & Supplies — 1.0%
122,661	Veralto Corp.	12,140,986
	Communications Equipment — 3.1%
260,419	Arista Networks, Inc.[1]	36,911,789
	Consumer Finance — 0.6%
20,502	American Express Co.	7,220,189
	Electronic Equipment, Instruments & Components — 5.6%
258,787	Amphenol Corp. Class A	37,286,031
125,449	Jabil, Inc.	29,755,248
		67,041,279
	Entertainment — 3.9%
294,990	Netflix, Inc.[1]	24,628,715
60,516	Roku, Inc.[1]	5,761,123
31,401	Spotify Technology SA1	15,711,491
		46,101,329
	Financial Services — 4.4%
19,281	Corpay, Inc.[1]	6,066,381
27,579	Mastercard, Inc. Class A	14,859,290
98,265	PayPal Holdings, Inc.	5,177,583
80,733	Visa, Inc. Class A	25,982,301
		52,085,555
	Health Care Equipment & Supplies — 1.4%
231,733	Dexcom, Inc.[1]	16,925,778
	Health Care Providers & Services — 1.0%
31,845	Cencora, Inc.	11,439,361
	Hotels, Restaurants & Leisure — 2.8%
1,193	Booking Holdings, Inc.	5,967,195
102,426	Expedia Group, Inc.	27,126,502
		33,093,697
	Insurance — 0.8%
52,586	Marsh & McLennan Cos., Inc.	9,896,159
See Notes to Schedules of Portfolio Investments
5

THE GLENMEDE FUND, INC.

Disciplined U.S. Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Interactive Media & Services — 6.2%
113,199	Alphabet, Inc. Class A	$38,261,262
48,504	Meta Platforms, Inc. Class A	34,753,116
		73,014,378
	IT Services — 4.7%
303,885	Okta, Inc.[1]	25,672,205
248,977	Twilio, Inc. Class A1	29,991,769
		55,663,974
	Life Sciences Tools & Services — 1.5%
78,251	IQVIA Holdings, Inc.[1]	18,009,468
	Pharmaceuticals — 2.6%
349,571	Bristol-Myers Squibb Co.	19,243,884
107,089	Merck & Co., Inc.	11,808,704
		31,052,588
	Professional Services — 1.2%
35,014	Automatic Data Processing, Inc.	8,642,156
56,065	Paychex, Inc.	5,781,983
		14,424,139
	Real Estate Management & Development — 0.5%
36,690	CBRE Group, Inc. Class A1	6,249,408
	Semiconductors & Semiconductor Equipment — 18.9%
123,825	Applied Materials, Inc.	39,911,274
26,275	KLA Corp.	37,519,123
177,104	Lam Research Corp.	41,346,700
349,746	Marvell Technology, Inc.	27,601,954
15,531	Monolithic Power Systems, Inc.	17,459,174
187,612	NVIDIA Corp.	35,858,282
101,407	Teradyne, Inc.	24,444,157
		224,140,664
	Software — 15.3%
84,669	Autodesk, Inc.[1]	21,410,250
200,706	Docusign, Inc.[1]	10,545,093
274,322	Dynatrace, Inc.[1]	10,448,925
336,090	Fortinet, Inc.[1]	27,310,673
212,051	Gen Digital, Inc.	5,087,104
70,167	Microsoft Corp.	30,192,159
65,638	Palantir Technologies, Inc. Class A1	9,621,874
146,000	Palo Alto Networks, Inc.[1]	25,837,620
121,294	Salesforce, Inc.	25,749,503
82,378	ServiceNow, Inc.[1]	9,639,050
33,460	Workday, Inc. Class A1	5,876,580
		181,718,831
	Specialized REITs — 0.9%
57,010	American Tower Corp.	10,220,753
	Specialty Retail — 8.1%
79,960	Ross Stores, Inc.	15,084,454
199,108	TJX Cos., Inc.	29,828,369
30,550	Ulta Beauty, Inc.[1]	19,776,848
155,567	Williams-Sonoma, Inc.	31,836,787
		96,526,458
See Notes to Schedules of Portfolio Investments
6

THE GLENMEDE FUND, INC.

Disciplined U.S. Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — 2.0%
242,006	NetApp, Inc.	$23,317,278
	Textiles, Apparel & Luxury Goods — 1.7%
163,741	Tapestry, Inc.	20,780,370
	TOTAL COMMON STOCKS (Cost $714,774,683)	1,179,713,327
Face Amount
REPURCHASE AGREEMENT* — 0.7%
$7,758,475	With Fixed Income Clearing Corp., dated 1/30/26, 1.06%, principal and interest in the amount of $7,759,160, due 2/2/26, (collateralized by a U.S. Treasury Note with a par value of $7,822,200, coupon rate of 3.750%, due 4/30/27, market value of $7,913,677)	7,758,475
	TOTAL REPURCHASE AGREEMENT (Cost $7,758,475)	7,758,475
TOTAL INVESTMENTS (Cost $722,533,158)	100.1%	$1,187,471,802
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(1,010,206)
NET ASSETS	100.0%	$1,186,461,596

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
7

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 1.4%
99	General Dynamics Corp.	$34,758
	Air Freight & Logistics — 1.3%
96	FedEx Corp.	30,936
	Automobile Components — 1.2%
620	BorgWarner, Inc.	29,394
	Banks — 6.5%
213	Bank OZK	10,130
209	Citizens Financial Group, Inc.	13,163
512	Columbia Banking System, Inc.	15,073
100	Popular, Inc.	13,353
1,242	Regions Financial Corp.	35,397
1,048	U.S. Bancorp	58,803
196	Zions Bancorp NA	11,743
		157,662
	Beverages — 2.1%
1,892	Brown-Forman Corp. Class B1	51,784
	Biotechnology — 2.1%
68	Regeneron Pharmaceuticals, Inc.	50,419
	Broadline Retail — 2.1%
572	eBay, Inc.	52,178
	Building Products — 2.6%
425	Johnson Controls International PLC	50,686
104	Owens Corning	12,463
		63,149
	Capital Markets — 6.4%
204	CME Group, Inc.	58,968
305	Intercontinental Exchange, Inc.	53,003
287	SEI Investments Co.	25,213
150	State Street Corp.	19,629
		156,813
	Chemicals — 2.1%
129	CF Industries Holdings, Inc.	12,027
283	Corteva, Inc.	20,602
401	DuPont de Nemours, Inc.	17,612
		50,241
	Communications Equipment — 2.0%
616	Cisco Systems, Inc.	48,245
	Construction & Engineering — 0.5%
18	EMCOR Group, Inc.	12,973
	Consumer Staples Distribution & Retail — 0.5%
110	Target Corp.	11,602
	Diversified Telecommunication Services — 1.6%
1,307	Comcast Corp. Class A	38,883
	Electric Utilities — 3.9%
165	Evergy, Inc.	12,660
463	Eversource Energy	32,007
See Notes to Schedules of Portfolio Investments
8

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — (Continued)
1,101	Exelon Corp.	$49,303
		93,970
	Electrical Equipment — 2.0%
117	AMETEK, Inc.	26,205
156	Emerson Electric Co.	22,926
		49,131
	Energy Equipment & Services — 2.4%
1,042	TechnipFMC PLC	58,060
	Financial Services — 4.4%
621	Global Payments, Inc.	44,551
752	MGIC Investment Corp.	20,244
818	PayPal Holdings, Inc.	43,100
		107,895
	Food Products — 1.3%
110	Ingredion, Inc.	12,991
734	Kraft Heinz Co.	17,425
		30,416
	Health Care Equipment & Supplies — 0.5%
115	Medtronic PLC	11,840
	Health Care Providers & Services — 5.4%
91	Cardinal Health, Inc.	19,554
151	CVS Health Corp.	11,253
142	Elevance Health, Inc.	49,095
92	Humana, Inc.	17,958
79	UnitedHealth Group, Inc.	22,668
58	Universal Health Services, Inc. Class B	11,673
		132,201
	Hotel & Resort REITs — 1.0%
1,345	Host Hotels & Resorts, Inc.	24,923
	Household Durables — 1.3%
225	Toll Brothers, Inc.	32,510
	Household Products — 2.2%
347	Procter & Gamble Co.	52,664
	Industrial Conglomerates — 1.1%
121	Honeywell International, Inc.	27,530
	Industrial REITs — 0.5%
102	Prologis, Inc.	13,317
	Insurance — 3.1%
109	Aflac, Inc.	12,093
177	Fidelity National Financial, Inc.	9,627
95	Hartford Insurance Group, Inc.	12,831
305	Old Republic International Corp.	11,947
391	Unum Group	29,704
		76,202
	IT Services — 0.8%
114	Amdocs Ltd.	9,341
See Notes to Schedules of Portfolio Investments
9

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
134	Cognizant Technology Solutions Corp. Class A	$10,996
		20,337
	Machinery — 1.3%
19	Caterpillar, Inc.	12,490
861	CNH Industrial NV	9,264
105	Pentair PLC	11,064
		32,818
	Media — 4.2%
787	Fox Corp. Class A	57,278
583	Omnicom Group, Inc.	44,914
		102,192
	Metals & Mining — 3.1%
666	Newmont Corp.	74,825
	Oil, Gas & Consumable Fuels — 4.5%
1,240	APA Corp.	32,748
467	Devon Energy Corp.	18,778
263	Exxon Mobil Corp.	37,188
503	Ovintiv, Inc.	21,866
		110,580
	Passenger Airlines — 1.7%
622	Delta Air Lines, Inc.	40,984
	Pharmaceuticals — 6.0%
1,036	Bristol-Myers Squibb Co.	57,032
170	Jazz Pharmaceuticals PLC[2]	27,963
130	Merck & Co., Inc.	14,335
1,783	Pfizer, Inc.	47,143
		146,473
	Professional Services — 1.5%
452	KBR, Inc.	19,350
205	SS&C Technologies Holdings, Inc.	16,788
		36,138
	Real Estate Management & Development — 1.6%
225	CBRE Group, Inc. Class A2	38,324
	Retail REITs — 0.5%
204	Realty Income Corp.	12,477
	Semiconductors & Semiconductor Equipment — 4.4%
114	Cirrus Logic, Inc.[2]	14,859
1,729	Intel Corp.[2]	80,347
206	Skyworks Solutions, Inc.	11,486
		106,692
	Software — 2.9%
96	Salesforce, Inc.	20,380
558	Zoom Communications, Inc.[2]	51,392
		71,772
	Specialized REITs — 1.6%
1,350	VICI Properties, Inc.	37,908
See Notes to Schedules of Portfolio Investments
10

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — 0.8%
307	Best Buy Co., Inc.	$19,986
	Technology Hardware, Storage & Peripherals — 1.9%
2,207	Hewlett Packard Enterprise Co.	47,495
	Textiles, Apparel & Luxury Goods — 1.4%
51	Ralph Lauren Corp.	18,024
131	Tapestry, Inc.	16,625
		34,649
	TOTAL COMMON STOCKS (Cost $1,919,333)	2,433,346
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$12,274	With Fixed Income Clearing Corp., dated 1/30/26, 1.06%, principal and interest in the amount of $12,275, due 2/2/26, (collateralized by a U.S. Treasury Note with a par value of $12,400, coupon rate of 3.750%, due 4/30/27, market value of $12,570)	12,274
	TOTAL REPURCHASE AGREEMENT (Cost $12,274)	12,274
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.1%
52,030	State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%[3]	52,030
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $52,030)	52,030
TOTAL INVESTMENTS (Cost $1,983,637)	102.3%	$2,497,650
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.3)	(56,716)
NET ASSETS	100.0%	$2,440,934

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.
See Notes to Schedules of Portfolio Investments
11

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.3%
	Air Freight & Logistics — 1.2%
394	Hub Group, Inc. Class A	$18,747
1,995	Radiant Logistics, Inc.[1]	13,426
		32,173
	Automobile Components — 1.3%
3,017	Dauch Corp.[1,2]	24,045
96	Visteon Corp.	8,723
		32,768
	Banks — 8.8%
481	BankUnited, Inc.	22,833
972	California BanCorp	17,486
794	Hanmi Financial Corp.	21,097
265	Mid Penn Bancorp, Inc.	8,742
646	Peoples Bancorp, Inc.	21,008
920	Provident Financial Services, Inc.	20,369
276	Renasant Corp.	10,408
214	S&T Bancorp, Inc.	9,125
1,270	Shore Bancshares, Inc.	24,092
460	South Plains Financial, Inc.	19,164
402	Southside Bancshares, Inc.	12,940
520	Third Coast Bancshares, Inc.[1]	21,091
306	WSFS Financial Corp.	19,807
		228,162
	Biotechnology — 8.4%
620	Alkermes PLC[1]	21,012
1,035	CareDx, Inc.[1]	21,269
905	Catalyst Pharmaceuticals, Inc.[1]	21,991
2,463	Day One Biopharmaceuticals, Inc.[1]	27,487
1,137	Keros Therapeutics, Inc.[1]	20,364
974	Kura Oncology, Inc.[1]	7,909
4,906	Relay Therapeutics, Inc.[1]	37,580
918	Sarepta Therapeutics, Inc.[1]	18,672
984	Tonix Pharmaceuticals Holding Corp.[1,2]	16,964
3,340	Vir Biotechnology, Inc.[1]	24,850
		218,098
	Building Products — 1.2%
924	Resideo Technologies, Inc.[1]	31,656
	Capital Markets — 1.0%
1,616	WisdomTree, Inc.	26,179
	Chemicals — 0.6%
254	Minerals Technologies, Inc.	16,703
	Commercial Services & Supplies — 2.4%
5,370	ACCO Brands Corp.	20,997
683	Interface, Inc.	21,494
679	OPENLANE, Inc.[1]	20,397
		62,888
	Communications Equipment — 1.5%
2,025	Harmonic, Inc.[1]	19,683
728	NetScout Systems, Inc.[1]	20,246
		39,929
See Notes to Schedules of Portfolio Investments
12

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Consumer Finance — 2.8%
1,789	EZCORP, Inc. Class A1,2	$38,374
1,711	Green Dot Corp. Class A1	20,840
415	PROG Holdings, Inc.	13,463
		72,677
	Containers & Packaging — 1.4%
4,385	Ardagh Metal Packaging SA	19,250
1,060	O-I Glass, Inc.[1]	16,197
		35,447
	Diversified Consumer Services — 2.6%
282	Adtalem Global Education, Inc.[1]	29,201
243	Frontdoor, Inc.[1]	14,364
720	Laureate Education, Inc.[1]	24,696
		68,261
	Diversified REITs — 0.3%
291	Essential Properties Realty Trust, Inc.	8,835
	Electrical Equipment — 3.4%
559	Allient, Inc.	34,105
166	EnerSys	29,912
554	Thermon Group Holdings, Inc.[1]	25,068
		89,085
	Electronic Equipment, Instruments & Components — 3.6%
494	Benchmark Electronics, Inc.	25,757
191	Itron, Inc.[1]	18,924
62	Plexus Corp.[1]	12,358
125	Sanmina Corp.[1]	17,710
450	ScanSource, Inc.[1]	19,346
		94,095
	Energy Equipment & Services — 1.0%
820	Oceaneering International, Inc.[1]	24,682
	Financial Services — 2.3%
2,158	Pagseguro Digital Ltd. Class A	24,277
1,383	StoneCo Ltd. Class A1	22,322
1,318	Western Union Co.[2]	12,350
		58,949
	Food Products — 1.4%
1,102	Dole PLC	17,555
1,059	Simply Good Foods Co.[1]	19,877
		37,432
	Gas Utilities — 1.4%
420	Northwest Natural Holding Co.	19,555
200	Spire, Inc.	16,898
		36,453
	Health Care Equipment & Supplies — 3.1%
527	Enovis Corp.[1]	11,615
654	Novocure Ltd.[1]	8,110
511	Omnicell, Inc.[1]	24,783
674	Orthofix Medical, Inc.[1]	8,917
See Notes to Schedules of Portfolio Investments
13

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — (Continued)
1,906	Varex Imaging Corp.[1]	$26,570
		79,995
	Health Care Providers & Services — 4.3%
812	AMN Healthcare Services, Inc.[1]	17,296
795	Castle Biosciences, Inc.[1]	31,315
1,149	Pediatrix Medical Group, Inc.[1]	24,566
807	Progyny, Inc.[1]	19,263
3,831	Strata Critical Medical, Inc.[1,2]	18,695
		111,135
	Health Care Technology — 0.5%
2,374	Teladoc Health, Inc.[1,2]	12,938
	Hotel & Resort REITs — 1.3%
2,171	DiamondRock Hospitality Co.	19,930
1,481	Sunstone Hotel Investors, Inc.	12,988
		32,918
	Household Durables — 1.3%
1,975	Leggett & Platt, Inc.	23,048
292	Tri Pointe Homes, Inc.[1]	9,738
		32,786
	Household Products — 0.8%
656	Central Garden & Pet Co. Class A1	20,120
	Industrial REITs — 0.6%
192	LXP Industrial Trust	9,514
181	STAG Industrial, Inc.	6,789
		16,303
	Insurance — 1.6%
1,173	Hamilton Insurance Group Ltd. Class B1	32,551
282	United Fire Group, Inc.	10,135
		42,686
	Interactive Media & Services — 0.9%
414	Cargurus, Inc.[1]	13,413
318	Yelp, Inc.[1]	8,707
		22,120
	Leisure Equipment & Products — 0.6%
2,577	Peloton Interactive, Inc. Class A1	14,405
	Life Sciences Tools & Services — 1.1%
1,351	10X Genomics, Inc. Class A1	27,290
	Machinery — 5.0%
329	Astec Industries, Inc.	16,029
1,613	Hillman Solutions Corp.[1]	15,114
704	Kennametal, Inc.	24,210
1,872	Manitowoc Co., Inc.[1]	24,186
966	Mueller Water Products, Inc. Class A	26,150
406	Terex Corp.	23,142
		128,831
	Metals & Mining — 3.3%
420	Commercial Metals Co.	32,286
See Notes to Schedules of Portfolio Investments
14

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Metals & Mining — (Continued)
536	Compass Minerals International, Inc.[1]	$13,389
1,783	Constellium SE1	40,064
		85,739
	Multi-Utilities — 1.1%
436	Avista Corp.	18,002
153	Black Hills Corp.	11,166
		29,168
	Office REITs — 0.8%
1,126	Postal Realty Trust, Inc. Class A	20,527
	Oil, Gas & Consumable Fuels — 5.1%
180	California Resources Corp.	9,630
958	Excelerate Energy, Inc. Class A	35,781
2,057	Green Plains, Inc.[1]	23,573
550	Par Pacific Holdings, Inc.[1]	20,757
421	Teekay Tankers Ltd. Class A	27,163
601	World Kinect Corp.	16,173
		133,077
	Pharmaceuticals — 2.7%
513	Collegium Pharmaceutical, Inc.[1]	23,557
1,325	Pacira BioSciences, Inc.[1]	27,215
1,366	Perrigo Co. PLC	19,411
		70,183
	Professional Services — 1.5%
5,823	Alight, Inc. Class A	8,910
255	Korn Ferry	17,715
577	Upwork, Inc.[1]	11,557
		38,182
	Real Estate Management & Development — 0.9%
1,399	Cushman & Wakefield Ltd.[1]	23,000
	Retail REITs — 0.6%
543	InvenTrust Properties Corp.	15,959
	Semiconductors & Semiconductor Equipment — 3.2%
672	ACM Research, Inc. Class A1	39,057
880	Penguin Solutions, Inc.[1]	16,905
766	Photronics, Inc.[1]	26,480
		82,442
	Software — 5.3%
1,201	A10 Networks, Inc.	20,946
940	Five9, Inc.[1]	16,600
1,183	Freshworks, Inc. Class A1	12,753
692	LiveRamp Holdings, Inc.[1]	16,850
1,018	OneSpan, Inc.	11,992
1,620	PagerDuty, Inc.[1]	17,172
2,664	Sprinklr, Inc. Class A1	16,996
876	Teradata Corp.[1]	24,984
		138,293
	Specialized REITs — 1.3%
519	Outfront Media, Inc.	12,622
See Notes to Schedules of Portfolio Investments
15

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialized REITs — (Continued)
1,422	Safehold, Inc.	$20,064
		32,686
	Specialty Retail — 1.2%
222	Abercrombie & Fitch Co. Class A1	21,674
125	Urban Outfitters, Inc.[1]	8,856
		30,530
	Textiles, Apparel & Luxury Goods — 0.7%
633	G-III Apparel Group Ltd.	18,579
	Trading Companies & Distributors — 3.3%
2,860	DNOW, Inc.[1]	43,444
2,802	Hudson Technologies, Inc.[1]	20,090
322	Rush Enterprises, Inc. Class A	20,669
		84,203
	Water Utilities — 0.6%
293	H2O America	15,248
	TOTAL COMMON STOCKS (Cost $1,958,012)	2,573,815
RIGHTS* — 0.0%
	Biotechnology — 0.0%
1,505	Sage Therapeutics, Inc.[1,3]	271
	TOTAL RIGHTS (Cost $271)	271
Face Amount
REPURCHASE AGREEMENT* — 0.9%
$23,932	With Fixed Income Clearing Corp., dated 1/30/26, 1.06%, principal and interest in the amount of $23,934, due 2/2/26, (collateralized by a U.S. Treasury Note with a par value of $24,200, coupon rate of 3.750%, due 4/30/27, market value of $24,555)	23,932
	TOTAL REPURCHASE AGREEMENT (Cost $23,932)	23,932
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.0%
51,394	State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%[4]	51,394
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $51,394)	51,394
TOTAL INVESTMENTS (Cost $2,033,609)	102.2%	$2,649,412
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.2)	(55,786)
NET ASSETS	100.0%	$2,593,626

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan.
[3]	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Notes to Schedules of Portfolio Investments).
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.
See Notes to Schedules of Portfolio Investments
16

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.7%
	Japan — 19.7%
115,700	Asahi Kasei Corp.	$1,121,040
82,000	Astellas Pharma, Inc.	1,136,004
27,300	Bandai Namco Holdings, Inc.	707,373
15,200	Canon, Inc.	460,145
33,800	Daifuku Co. Ltd.[1]	1,209,514
18,500	FANUC Corp.	749,396
67,400	Honda Motor Co. Ltd.	677,223
34,500	Japan Post Bank Co. Ltd.	610,817
26,100	Komatsu Ltd.	999,915
5,600	Lasertec Corp.[1]	1,316,774
24,000	Mitsubishi Electric Corp.	749,031
12,100	Obayashi Corp.	272,633
28,200	Obic Co. Ltd.	782,989
35,200	Ono Pharmaceutical Co. Ltd.	523,701
17,300	Otsuka Corp.	342,289
31,500	Panasonic Holdings Corp.	430,896
10,600	Sanrio Co. Ltd.[1]	325,685
48,800	SBI Holdings, Inc.	1,098,599
22,200	Sekisui Chemical Co. Ltd.	392,043
23,500	Shimadzu Corp.	632,295
31,500	Shionogi & Co. Ltd.[1]	646,039
15,300	Sumitomo Electric Industries Ltd.	664,753
37,600	Suzuki Motor Corp.	511,789
		16,360,943
	Canada — 12.5%
4,298	Agnico Eagle Mines Ltd.	817,019
4,000	Bank of Montreal	544,545
9,900	Bank of Nova Scotia	740,146
27,300	Barrick Mining Corp.	1,247,863
8,100	Canadian Imperial Bank of Commerce	748,580
32,900	Cenovus Energy, Inc.	649,229
7,900	CGI, Inc.	677,068
6,400	Imperial Oil Ltd.	646,604
7,200	Magna International, Inc.	368,077
30,600	Manulife Financial Corp.	1,165,661
6,300	Nutrien Ltd.	433,757
14,500	Rogers Communications, Inc. Class B	547,351
20,929	Suncor Energy, Inc.	1,106,202
7,200	Toronto-Dominion Bank	672,913
		10,365,015
	United Kingdom — 9.1%
12,700	Admiral Group PLC	477,896
72,600	CK Hutchison Holdings Ltd.	587,800
69,100	HSBC Holdings PLC	1,215,384
24,100	Imperial Brands PLC	1,011,082
85,000	Kingfisher PLC	392,546
125,218	NatWest Group PLC	1,139,768
2,000	Next PLC	363,023
14,000	Reckitt Benckiser Group PLC	1,167,039
50,300	Smith & Nephew PLC[1]	854,844
257,100	Vodafone Group PLC	377,836
		7,587,218
	Spain — 7.3%
10,331	ACS Actividades de Construccion y Servicios SA	1,159,069
See Notes to Schedules of Portfolio Investments
17

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Spain — (Continued)
24,600	Aena SME SA2	$764,856
10,900	Amadeus IT Group SA1	731,548
42,800	Banco Bilbao Vizcaya Argentaria SA1	1,088,222
81,500	CaixaBank SA1	1,077,640
34,100	Endesa SA1	1,256,671
324	Iberdrola SA3	7,255
		6,085,261
	France — 7.3%
10,000	BNP Paribas SA	1,081,039
5,700	Capgemini SE	886,452
14,600	Carrefour SA	239,516
26,300	Credit Agricole SA	569,562
11,300	Danone SA	881,891
8,400	Eiffage SA	1,244,119
13,078	Orange SA	242,141
3,695	Publicis Groupe SA	368,785
3,800	Vinci SA	545,699
		6,059,204
	Italy — 5.3%
17,600	Banca Mediolanum SpA[1]	412,236
23,900	Banco BPM SpA[1]	357,523
14,200	Coca-Cola HBC AG Class DI	767,508
112,700	Enel SpA	1,243,445
49,900	Eni SpA	1,018,900
17,200	Ryanair Holdings PLC	583,301
		4,382,913
	Germany — 5.0%
1,900	Allianz SE	837,355
14,700	Deutsche Bank AG	580,240
23,400	Fresenius Medical Care AG	1,051,516
8,200	GEA Group AG	587,080
1,800	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,093,272
		4,149,463
	United States — 4.9%
49,100	GSK PLC	1,260,745
1,400	Roche Holding AG	635,121
10,200	Sanofi SA	957,573
31,900	Shell PLC	1,219,591
		4,073,030
	Hong Kong — 4.7%
204,700	CK Asset Holdings Ltd.	1,201,143
13,500	Hong Kong Exchanges & Clearing Ltd.	746,880
79,700	Sun Hung Kai Properties Ltd.	1,282,406
594,300	WH Group Ltd.[2]	698,362
		3,928,791
	Australia — 3.4%
25,800	Brambles Ltd.	402,435
49,600	Computershare Ltd.	1,129,770
70,300	QBE Insurance Group Ltd.	966,340
17,400	Woodside Energy Group Ltd.[1]	307,395
		2,805,940
See Notes to Schedules of Portfolio Investments
18

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Sweden — 2.8%
19,400	Boliden AB3	$1,364,697
14,200	Essity AB Class B	419,584
6,600	Getinge AB Class B	144,781
36,700	Telefonaktiebolaget LM Ericsson Class B	398,251
		2,327,313
	Denmark — 2.7%
415	AP Moller - Maersk AS Class B	1,029,538
3,000	Genmab AS3	962,804
3,200	Pandora AS	258,525
		2,250,867
	Finland — 2.7%
22,400	Metso OYJ	438,503
33,300	Nordea Bank Abp[1]	643,988
28,343	Wartsila OYJ Abp	1,148,996
		2,231,487
	Switzerland — 2.4%
4,200	Logitech International SA	362,057
8,100	Novartis AG	1,200,986
680	Zurich Insurance Group AG	482,918
		2,045,961
	Netherlands — 2.3%
810	ASML Holding NV	1,167,138
3,200	Euronext NV2	447,209
8,600	Koninklijke Ahold Delhaize NV	335,994
		1,950,341
	China — 1.5%
73,735	BOC Hong Kong Holdings Ltd.	389,246
333,000	Yangzijiang Shipbuilding Holdings Ltd.	874,318
		1,263,564
	Belgium — 1.4%
4,700	KBC Group NV	662,409
1,600	UCB SA	484,381
		1,146,790
	Luxembourg — 1.3%
11,900	ArcelorMittal SA	648,578
5,500	Eurofins Scientific SE	444,234
		1,092,812
	Brazil — 1.3%
23,200	Yara International ASA	1,067,675
	Israel — 1.1%
77,000	Israel Discount Bank Ltd. Class A	910,442
	TOTAL COMMON STOCKS (Cost $66,639,977)	82,085,030
See Notes to Schedules of Portfolio Investments
19

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2026 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT*—0.8%
$708,851	With Fixed Income Clearing Corp., dated 1/30/26, 1.06%, principal and interest in the amount of $708,914, due 2/2/26, (collateralized by a U.S. Treasury Note with a par value of $714,700, coupon rate of 3.750%, due 4/30/27, market value of $723,085)	$708,851
	TOTAL REPURCHASE AGREEMENT (Cost $708,851)	708,851
Shares
RIGHTS* — 0.0%
	Spain — 0.0%
10,331	ACS Actividades de Construccion y Servicios SA3	5,682
	TOTAL RIGHTS (Cost $5,533)	5,682
INVESTMENT OF SECURITY LENDING COLLATERAL* — 8.5%
7,055,206	State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%[4]	7,055,206
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $7,055,206)	7,055,206
TOTAL INVESTMENTS (Cost $74,409,567)	108.0%	$89,854,769
LIABILITIES IN EXCESS OF OTHER ASSETS	(8.0)	(6,675,515)
NET ASSETS	100.0%	$83,179,254

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2026, these securities, which are not illiquid, amounted to $1,910,427 or 2.3% of net assets for the Portfolio.
[3]	Non income-producing security.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.
See Notes to Schedules of Portfolio Investments
20

THE GLENMEDE FUND, INC.

Energy Resilience Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.0%
	Banks — 23.1%
4,863	Bank OZK	$231,284
4,234	Citizens Financial Group, Inc.	266,657
8,205	Columbia Banking System, Inc.	241,555
10,223	First Horizon Corp.	250,361
13,886	FNB Corp.	243,699
1,185	M&T Bank Corp.	262,561
2,538	Pinnacle Financial Partners, Inc.	241,339
1,903	Popular, Inc.	254,108
8,926	Regions Financial Corp.	254,391
4,526	U.S. Bancorp	253,954
3,799	Webster Financial Corp.	249,860
3,700	Zions Bancorp NA	221,667
		2,971,436
	Building Products — 1.7%
659	Carlisle Cos., Inc.	224,646
	Capital Markets — 1.0%
1,056	Bank of New York Mellon Corp.	126,636
	Chemicals — 4.4%
13,320	Dow, Inc.	366,966
4,557	DuPont de Nemours, Inc.	200,143
		567,109
	Commercial Services & Supplies — 1.7%
1,008	Republic Services, Inc.	216,811
	Communications Equipment — 4.9%
3,969	Cisco Systems, Inc.	310,852
1,178	F5, Inc.[1]	324,669
		635,521
	Containers & Packaging — 2.4%
7,247	Sealed Air Corp.	303,504
	Electric Utilities — 9.0%
3,500	Alliant Energy Corp.	230,685
1,932	American Electric Power Co., Inc.	231,405
3,838	Edison International	239,031
3,279	Eversource Energy	226,677
2,509	Pinnacle West Capital Corp.	234,742
		1,162,540
	Electrical Equipment — 1.7%
6,475	Sensata Technologies Holding PLC	223,970
	Electronic Equipment, Instruments & Components — 2.3%
4,664	Flex Ltd.[1]	294,019
	Financial Services — 3.3%
6,856	Corebridge Financial, Inc.	211,370
2,816	Voya Financial, Inc.	215,875
		427,245
	Independent Power & Renewable Electricity Producers — 3.7%
16,124	AES Corp.	236,217
6,500	Clearway Energy, Inc. Class C	234,975
		471,192
See Notes to Schedules of Portfolio Investments
21

THE GLENMEDE FUND, INC.

Energy Resilience Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Industrial REITs — 1.8%
1,742	Prologis, Inc.	$227,436
	IT Services — 7.2%
3,475	Akamai Technologies, Inc.[1]	337,596
3,616	Cognizant Technology Solutions Corp. Class A	296,729
20,039	DXC Technology Co.[1]	289,163
		923,488
	Machinery — 3.6%
2,233	Allison Transmission Holdings, Inc.	242,727
2,028	Pentair PLC	213,690
		456,417
	Metals & Mining — 3.1%
6,957	Alcoa Corp.	395,227
	Oil, Gas & Consumable Fuels — 3.7%
4,586	HF Sinclair Corp.	238,426
1,310	Valero Energy Corp.	237,673
		476,099
	Professional Services — 3.2%
4,618	Genpact Ltd.	203,654
4,969	KBR, Inc.	212,723
		416,377
	Real Estate Management & Development — 1.8%
2,812	Howard Hughes Holdings, Inc.[1]	229,628
	Residential REITs — 3.2%
1,170	AvalonBay Communities, Inc.	207,874
808	Essex Property Trust, Inc.	203,511
		411,385
	Semiconductors & Semiconductor Equipment — 5.6%
2,503	Cirrus Logic, Inc.[1]	326,241
8,400	Intel Corp.[1]	390,348
		716,589
	Software — 2.5%
11,067	Teradata Corp.[1]	315,631
	Specialized REITs — 1.6%
1,171	American Tower Corp.	209,937
	Technology Hardware, Storage & Peripherals — 2.5%
15,076	Hewlett Packard Enterprise Co.	324,436
	TOTAL COMMON STOCKS (Cost $11,215,198)	12,727,279
Face Amount
REPURCHASE AGREEMENT* — 0.8%
$97,159	With Fixed Income Clearing Corp., dated 1/30/26, 1.06%, principal and interest in the amount of $97,168, due 2/2/26, (collateralized by a U.S. Treasury Note with a par value of $98,000, coupon rate of 3.750%, due 4/30/27, market value of $99,189)	97,159
	TOTAL REPURCHASE AGREEMENT (Cost $97,159)	97,159
See Notes to Schedules of Portfolio Investments
22

THE GLENMEDE FUND, INC.

Energy Resilience Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2026 - (Unaudited)
Face Amount		Value
TOTAL INVESTMENTS (Cost $11,312,357)	99.8%	$12,824,438
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	28,012
NET ASSETS	100.0%	$12,852,450

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
23

THE GLENMEDE FUND, INC.

SMID Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Banks — 4.6%
3,523	Truist Financial Corp.	$181,153
	Building Products — 4.0%
9,833	Hayward Holdings, Inc.[1]	158,705
	Capital Markets — 3.9%
958	Virtus Investment Partners, Inc.	156,393
	Chemicals — 4.3%
2,578	Minerals Technologies, Inc.	169,529
	Construction & Engineering — 4.6%
255	EMCOR Group, Inc.	183,786
	Consumer Staples Distribution & Retail — 2.3%
9,683	Grocery Outlet Holding Corp.[1]	92,279
	Distributors — 4.1%
5,002	LKQ Corp.	164,316
	Financial Services — 3.7%
2,045	Euronet Worldwide, Inc.[1]	148,181
	Health Care Equipment & Supplies — 9.6%
2,000	Edwards Lifesciences Corp.[1]	162,720
2,388	Globus Medical, Inc. Class A1	216,544
		379,264
	Health Care Technology — 3.9%
17,732	Certara, Inc.[1,2]	155,864
	Hotels, Restaurants & Leisure — 3.9%
1,827	Boyd Gaming Corp.	154,455
	Insurance — 4.3%
602	RenaissanceRe Holdings Ltd.	169,583
	Interactive Media & Service — 3.4%
4,170	Cargurus, Inc.[1]	135,108
	IT Services — 3.6%
1,688	Okta, Inc.[1]	142,602
	Leisure Equipment & Products — 4.1%
3,564	YETI Holdings, Inc.[1,2]	162,910
	Multi-Utilities — 4.3%
2,309	Black Hills Corp.	168,511
	Oil, Gas & Consumable Fuels — 4.1%
6,048	World Kinect Corp.	162,752
	Professional Services — 8.1%
292	CACI International, Inc. Class A1	181,209
7,203	Verra Mobility Corp.[1]	139,018
		320,227
	Retail REITs — 4.1%
5,511	InvenTrust Properties Corp.	161,968
	Software — 10.4%
5,137	Braze, Inc. Class A1	106,952
3,655	Dynatrace, Inc.[1]	139,219
See Notes to Schedules of Portfolio Investments
24

THE GLENMEDE FUND, INC.

SMID Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
1,825	Zoom Communications, Inc.[1]	$168,083
		414,254
	Trading Companies & Distributors — 4.6%
632	WESCO International, Inc.	182,920
	TOTAL COMMON STOCKS (Cost $3,937,492)	3,964,760
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$18,213	With Fixed Income Clearing Corp., dated 1/30/26, 1.06%, principal and interest in the amount of $18,214, due 2/2/26, (collateralized by a U.S. Treasury Note with a par value of $18,400, coupon rate of 3.750%, due 4/30/27, market value of $18,653)	18,213
	TOTAL REPURCHASE AGREEMENT (Cost $18,213)	18,213
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.7%
68,629	State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%[3]	68,629
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $68,629)	68,629
TOTAL INVESTMENTS (Cost $4,024,334)	102.1%	$4,051,602
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.1)	(83,766)
NET ASSETS	100.0%	$3,967,836

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.
See Notes to Schedules of Portfolio Investments
25

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 93.0%
	Aerospace & Defense — 0.6%
700	General Electric Co.[1]	$214,753
	Automobile Components — 1.4%
7,360	Aptiv PLC[2]	557,520
	Automobiles — 1.2%
5,320	General Motors Co.	446,880
	Banks — 2.2%
4,680	Hancock Whitney Corp.	321,984
7,686	Old National Bancorp	187,769
12,380	Regions Financial Corp.	352,830
		862,583
	Beverages — 1.0%
1,900	Boston Beer Co., Inc. Class A2	405,878
	Biotechnology — 2.5%
25,720	Catalyst Pharmaceuticals, Inc.[2]	624,996
8,200	Moderna, Inc.[2,3]	361,374
		986,370
	Broadline Retail — 1.9%
8,320	eBay, Inc.	758,950
	Capital Markets — 5.0%
1,940	CME Group, Inc.	560,777
2,780	Intercontinental Exchange, Inc.[1]	483,108
4,560	Nasdaq, Inc.	441,818
400	S&P Global, Inc.[1]	211,116
2,820	SEI Investments Co.	247,737
		1,944,556
	Construction & Engineering — 2.9%
5,980	AECOM[1]	576,652
780	EMCOR Group, Inc.[1]	562,169
		1,138,821
	Diversified Consumer Services — 3.7%
48,080	ADT, Inc.	384,640
5,980	Adtalem Global Education, Inc.[2]	619,229
5,120	Stride, Inc.[2]	433,152
		1,437,021
	Electric Utilities — 1.9%
8,180	Edison International	509,450
3,100	Eversource Energy	214,303
		723,753
	Electrical Equipment — 1.3%
2,790	EnerSys[1]	502,730
	Electronic Equipment, Instruments & Components — 3.6%
5,440	Amphenol Corp. Class A	783,795
4,480	Sanmina Corp.[2]	634,727
		1,418,522
	Energy Equipment & Services — 1.8%
12,480	Baker Hughes Co.	699,379
See Notes to Schedules of Portfolio Investments
26

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Financial Services — 5.3%
5,160	Global Payments, Inc.	$370,178
26,300	MGIC Investment Corp.	707,996
7,340	PayPal Holdings, Inc.	386,745
18,920	Radian Group, Inc.	622,468
		2,087,387
	Food Products — 0.6%
13,660	Dole PLC	217,604
	Health Care Equipment & Supplies — 1.9%
20,100	Envista Holdings Corp.[2]	471,747
3,300	Merit Medical Systems, Inc.[2]	267,597
		739,344
	Hotels, Restaurants & Leisure — 0.4%
3,000	Las Vegas Sands Corp.	158,190
	Household Durables — 0.6%
1,920	PulteGroup, Inc.	240,173
	Household Products — 0.5%
1,380	Procter & Gamble Co.	209,443
	Industrial REITs — 1.0%
10,660	STAG Industrial, Inc.	399,857
	Insurance — 3.5%
4,000	Brown & Brown, Inc.	288,400
10,100	Unum Group	767,297
920	Willis Towers Watson PLC	292,072
		1,347,769
	Interactive Media & Services — 1.6%
4,980	Cargurus, Inc.[2]	161,352
620	Meta Platforms, Inc. Class A	444,230
		605,582
	IT Services — 5.3%
8,800	Amdocs Ltd.	721,072
7,580	Cognizant Technology Solutions Corp. Class A	622,015
4,600	Okta, Inc.[2]	388,608
2,740	Twilio, Inc. Class A2	330,060
		2,061,755
	Life Sciences Tools & Services — 1.3%
2,220	IQVIA Holdings, Inc.[2]	510,933
	Machinery — 6.0%
29,620	Gates Industrial Corp. PLC[1,2]	681,853
4,100	ITT, Inc.[1]	747,430
6,780	Mueller Industries, Inc.[1]	923,029
		2,352,312
	Media — 2.6%
9,400	Fox Corp. Class A	684,132
4,440	New York Times Co. Class A	325,496
		1,009,628
	Metals & Mining — 2.0%
10,220	Commercial Metals Co.	785,611
See Notes to Schedules of Portfolio Investments
27

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Multi-Utilities — 1.6%
13,720	NiSource, Inc.	$607,659
	Oil, Gas & Consumable Fuels — 1.0%
15,140	World Kinect Corp.	407,417
	Passenger Airlines — 2.9%
6,680	Delta Air Lines, Inc.	440,145
7,340	SkyWest, Inc.[2]	708,457
		1,148,602
	Pharmaceuticals — 1.4%
22,540	Elanco Animal Health, Inc.[2]	542,763
	Professional Services — 3.9%
236	Amentum Holdings, Inc.[2]	8,444
16,420	Genpact Ltd.	724,122
3,880	Jacobs Solutions, Inc.	524,809
6,240	KBR, Inc.	267,134
		1,524,509
	Real Estate Management & Development — 3.4%
3,440	CBRE Group, Inc. Class A2	585,935
2,040	Jones Lang LaSalle, Inc.[2]	730,137
		1,316,072
	Retail REITs — 0.6%
9,140	Brixmor Property Group, Inc.	244,861
	Semiconductors & Semiconductor Equipment — 5.1%
2,820	Applied Materials, Inc.	908,943
4,700	Lam Research Corp.	1,097,262
		2,006,205
	Software — 0.6%
4,960	BlackLine, Inc.[2]	230,491
	Specialized REITs — 1.4%
19,340	VICI Properties, Inc.	543,067
	Specialty Retail — 2.9%
5,000	TJX Cos., Inc.	749,050
5,400	Urban Outfitters, Inc.[2]	382,590
		1,131,640
	Textiles, Apparel & Luxury Goods — 0.6%
700	Ralph Lauren Corp.	247,387
	Trading Companies & Distributors — 4.0%
11,780	Rush Enterprises, Inc. Class A1	756,158
2,820	WESCO International, Inc.[1]	816,193
		1,572,351
	TOTAL COMMON STOCKS (Cost $22,911,994)	36,346,328
See Notes to Schedules of Portfolio Investments
28

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 3.8%
$1,483,176	With Fixed Income Clearing Corp., dated 1/30/26, 1.06%, principal and interest in the amount of $1,483,307, due 2/2/26, (collateralized by a U.S. Treasury Note with a par value of $1,495,400, coupon rate of 3.750%, due 4/30/27, market value of $1,512,931)	$1,483,176
	TOTAL REPURCHASE AGREEMENT (Cost $1,483,176)	1,483,176
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.0%
393,600	State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%[4]	393,600
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $393,600)	393,600
TOTAL LONG INVESTMENTS (Cost $24,788,770)	97.8%	$38,223,104
COMMON STOCKS SOLD SHORT* — (62.4)%
	Aerospace & Defense — (5.6)%
(660)	Axon Enterprise, Inc.[2]	(319,163)
(3,320)	Boeing Co.[2]	(775,950)
(840)	Lockheed Martin Corp.	(532,745)
(380)	TransDigm Group, Inc.	(542,465)
		(2,170,323)
	Automobiles — (0.9)%
(800)	Tesla, Inc.[2]	(344,328)
	Banks — (1.5)%
(3,840)	Fifth Third Bancorp	(192,845)
(6,080)	Triumph Financial, Inc.[2]	(383,587)
		(576,432)
	Beverages — (0.5)%
(7,520)	Brown-Forman Corp. Class A	(209,282)
	Building Products — (2.7)%
(7,700)	Carrier Global Corp.	(458,766)
(840)	Lennox International, Inc.	(415,867)
(4,060)	Trex Co., Inc.[2]	(168,165)
		(1,042,798)
	Capital Markets — (4.3)%
(24,120)	Blue Owl Capital, Inc.	(328,997)
(3,100)	KKR & Co., Inc.	(354,206)
(7,400)	StepStone Group, Inc. Class A	(523,106)
(7,800)	TPG, Inc.	(459,498)
		(1,665,807)
	Commercial Services & Supplies — (2.2)%
(4,320)	Casella Waste Systems, Inc. Class A2	(435,802)
(1,960)	Waste Management, Inc.	(435,590)
		(871,392)
	Construction & Engineering — (1.2)%
(1,940)	MasTec, Inc.[2]	(466,531)
	Consumer Staples Distribution & Retail — (0.5)%
(2,960)	Weis Markets, Inc.	(210,604)
See Notes to Schedules of Portfolio Investments
29

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Containers & Packaging — (0.5)%
(4,960)	International Paper Co.	$(199,987)
	Diversified Consumer Services — (1.0)%
(4,920)	Liberty Live Holdings, Inc. Class C2	(406,294)
	Diversified Telecommunication Services — (0.5)%
(8,080)	Cogent Communications Holdings, Inc.	(196,344)
	Electric Utilities — (1.4)%
(540)	Constellation Energy Corp.	(151,567)
(4,940)	MGE Energy, Inc.	(394,607)
		(546,174)
	Electronic Equipment, Instruments & Components — (1.0)%
(3,000)	Novanta, Inc.[2]	(403,620)
	Energy Equipment & Services — (0.7)%
(4,320)	Tidewater, Inc.[2]	(269,957)
	Entertainment — (0.6)%
(3,700)	ROBLOX Corp. Class A2	(243,312)
	Financial Services — (3.6)%
(2,540)	Federal Agricultural Mortgage Corp. Class C	(430,022)
(6,600)	Fidelity National Information Services, Inc.	(364,650)
(9,040)	Toast, Inc. Class A2	(281,234)
(63,860)	UWM Holdings Corp.	(313,553)
		(1,389,459)
	Food Products — (0.9)%
(5,280)	Freshpet, Inc.[2]	(368,016)
	Ground Transportation — (2.5)%
(980)	Saia, Inc.[2]	(328,173)
(2,720)	Union Pacific Corp.	(639,472)
		(967,645)
	Health Care Providers & Services — (0.7)%
(18,100)	Brookdale Senior Living, Inc.[2]	(271,500)
	Health Care REITs — (0.5)%
(3,660)	Alexandria Real Estate Equities, Inc.	(199,982)
	Hotels, Restaurants & Leisure — (3.1)%
(9,520)	Papa John’s International, Inc.	(334,818)
(1,300)	Royal Caribbean Cruises Ltd.	(422,045)
(5,000)	Starbucks Corp.	(459,750)
		(1,216,613)
	Household Durables — (0.6)%
(4,740)	LGI Homes, Inc.[2]	(237,521)
	Independent Power Producers & Energy Traders — (0.9)%
(1,000)	Talen Energy Corp.[2]	(348,360)
	Insurance — (3.2)%
(14,480)	Baldwin Insurance Group, Inc.[2]	(317,402)
(5,500)	Goosehead Insurance, Inc. Class A2	(340,120)
(1,010)	Kinsale Capital Group, Inc.	(399,839)
(900)	Progressive Corp.	(187,200)
		(1,244,561)
See Notes to Schedules of Portfolio Investments
30

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	IT Services — (1.1)%
(7,740)	DigitalOcean Holdings, Inc.[2]	$(427,635)
	Life Sciences Tools & Services — (1.0)%
(280)	Mettler-Toledo International, Inc.[2]	(384,507)
	Machinery — (0.7)%
(1,120)	Standex International Corp.	(268,800)
	Media — (1.7)%
(3,300)	EchoStar Corp. Class A2	(373,626)
(9,900)	News Corp. Class B	(307,890)
		(681,516)
	Office REITs — (0.8)%
(7,100)	SL Green Realty Corp.	(317,938)
	Oil, Gas & Consumable Fuels — (0.5)%
(21,400)	SFL Corp. Ltd.	(189,604)
	Professional Services — (0.9)%
(880)	Equifax, Inc.	(177,232)
(840)	Verisk Analytics, Inc.	(182,666)
		(359,898)
	Residential REITs — (0.5)%
(12,740)	Independence Realty Trust, Inc.	(212,758)
	Retail REITs — (1.1)%
(22,500)	Macerich Co.	(425,925)
	Semiconductors & Semiconductor Equipment — (0.8)%
(2,480)	Entegris, Inc.	(292,814)
	Software — (1.5)%
(220)	Fair Isaac Corp.[2]	(321,898)
(9,640)	PAR Technology Corp.[2]	(252,664)
		(574,562)
	Specialized REITs — (1.9)%
(1,200)	Public Storage	(331,428)
(15,960)	Weyerhaeuser Co.	(411,449)
		(742,877)
	Specialty Retail — (3.8)%
(1,200)	AutoNation, Inc.[2]	(245,976)
(120)	AutoZone, Inc.[2]	(444,515)
(4,720)	Floor & Decor Holdings, Inc. Class A2	(311,331)
(2,480)	RH2	(493,099)
		(1,494,921)
	Technology Hardware, Storage & Peripherals — (0.8)%
(4,220)	Pure Storage, Inc. Class A2	(293,459)
	Textiles, Apparel & Luxury Goods — (0.5)%
(5,540)	Oxford Industries, Inc.	(204,149)
	Trading Companies & Distributors — (3.7)%
(2,660)	FTAI Aviation Ltd.	(724,371)
(450)	United Rentals, Inc.	(351,927)
See Notes to Schedules of Portfolio Investments
31

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Trading Companies & Distributors — (Continued)
(940)	Watsco, Inc.	$(363,263)
		(1,439,561)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(28,684,303))		(24,377,766)
TOTAL SHORT INVESTMENTS (Proceeds $(28,684,303))	(62.4)%	$(24,377,766)
NET INVESTMENTS (Net Proceeds $(3,895,533))	35.4%	$13,845,338
OTHER ASSETS IN EXCESS OF LIABILITIES	64.6	25,233,549
NET ASSETS	100.0%	$39,078,887

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $5,563,469.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.
See Notes to Schedules of Portfolio Investments
32

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 130.1%
	Automobiles — 2.9%
40,400	Ford Motor Co.	$560,752
3,720	General Motors Co.[1]	312,480
		873,232
	Banks — 3.9%
12,280	First Hawaiian, Inc.	326,034
16,100	Old National Bancorp[1]	393,323
16,140	Regions Financial Corp.[1]	459,990
		1,179,347
	Beverages — 1.4%
1,932	Boston Beer Co., Inc. Class A2	412,714
	Biotechnology — 6.4%
7,040	BioMarin Pharmaceutical, Inc.[2]	398,041
32,480	Catalyst Pharmaceuticals, Inc.[2]	789,264
7,611	Incyte Corp.[2]	761,633
		1,948,938
	Broadline Retail — 3.0%
8,371	eBay, Inc.[1]	763,603
7,780	Macy’s, Inc.	155,755
		919,358
	Capital Markets — 4.7%
1,980	CME Group, Inc.[1]	572,339
2,860	Intercontinental Exchange, Inc.[1]	497,011
2,000	Nasdaq, Inc.[1]	193,780
320	S&P Global, Inc.[1]	168,893
		1,432,023
	Chemicals — 0.9%
2,560	Corteva, Inc.[1]	186,368
2,360	DuPont de Nemours, Inc.[1]	103,651
		290,019
	Communications Equipment — 4.7%
9,020	Cisco Systems, Inc.[1]	706,446
2,680	F5, Inc.[2]	738,635
		1,445,081
	Construction & Engineering — 3.7%
3,680	AECOM[1]	354,862
1,090	EMCOR Group, Inc.[1]	785,596
		1,140,458
	Consumer Staples Distribution & Retail — 0.9%
3,180	Sysco Corp.[1]	266,643
	Containers & Packaging — 0.6%
1,680	Crown Holdings, Inc.	175,862
	Diversified Consumer Services — 1.3%
50,080	ADT, Inc.[1]	400,640
	Electric Utilities — 1.2%
5,400	Eversource Energy[1]	373,302
	Electronic Equipment, Instruments & Components — 4.3%
2,400	Amphenol Corp. Class A1	345,792
See Notes to Schedules of Portfolio Investments
33

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — (Continued)
4,560	Flex Ltd.[2]	$287,462
4,900	Sanmina Corp.[2]	694,232
		1,327,486
	Energy Equipment & Services — 3.1%
13,960	Baker Hughes Co.[1]	782,318
9,240	NOV, Inc.	169,554
		951,872
	Financial Services — 7.3%
27,940	MGIC Investment Corp.	752,145
17,700	NMI Holdings, Inc.[2]	685,344
7,100	PayPal Holdings, Inc.[1]	374,099
26,260	StoneCo Ltd. Class A2	423,836
		2,235,424
	Food Products — 0.6%
7,340	Smithfield Foods, Inc.[1]	175,426
	Health Care Equipment & Supplies — 4.6%
20,238	Envista Holdings Corp.[2]	474,986
5,020	GE HealthCare Technologies, Inc.[1]	396,429
6,633	Merit Medical Systems, Inc.[2]	537,870
		1,409,285
	Hotels, Restaurants & Leisure — 3.4%
30,440	Brightstar Lottery PLC[1]	440,771
1,420	Expedia Group, Inc.[1]	376,073
4,040	Las Vegas Sands Corp.[1]	213,029
		1,029,873
	Household Products — 1.5%
5,400	Central Garden & Pet Co. Class A2	165,618
3,180	Church & Dwight Co., Inc.	306,075
		471,693
	Industrial REITs — 1.1%
8,580	STAG Industrial, Inc.[1]	321,836
	Insurance — 2.9%
2,020	American International Group, Inc.[1]	151,258
600	Travelers Cos., Inc.[1]	170,706
7,280	Unum Group[1]	553,061
		875,025
	Interactive Media & Services — 4.2%
2,300	Alphabet, Inc. Class A1	777,400
720	Meta Platforms, Inc. Class A1	515,880
		1,293,280
	IT Services — 8.6%
5,420	Akamai Technologies, Inc.[1,2]	526,553
7,600	Amdocs Ltd.	622,744
7,220	Cognizant Technology Solutions Corp. Class A1	592,473
2,920	Okta, Inc.[1,2]	246,682
5,420	Twilio, Inc. Class A1,2	652,893
		2,641,345
See Notes to Schedules of Portfolio Investments
34

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Leisure Equipment & Products — 0.6%
2,060	Hasbro, Inc.[1]	$183,979
	Machinery — 6.7%
20,280	Gates Industrial Corp. PLC[1,2]	466,846
2,700	ITT, Inc.[1]	492,210
1,440	Watts Water Technologies, Inc. Class A1	431,006
2,900	Westinghouse Air Brake Technologies Corp.[1]	667,406
		2,057,468
	Marine Transportation — 1.1%
19,120	Costamare, Inc.	320,834
	Media — 4.9%
10,540	Fox Corp. Class A1	767,101
2,760	New York Times Co. Class A	202,336
6,780	Omnicom Group, Inc.	522,331
209	Versant Media Group, Inc.[2]	6,809
		1,498,577
	Metals & Mining — 2.6%
10,210	Commercial Metals Co.	784,843
	Multi-Utilities — 2.1%
14,800	NiSource, Inc.[1]	655,492
	Oil, Gas & Consumable Fuels — 1.7%
19,600	APA Corp.[1]	517,636
	Pharmaceuticals — 1.7%
4,560	Bristol-Myers Squibb Co.[1]	251,028
13,440	Innoviva, Inc.[2]	268,800
		519,828
	Professional Services — 2.2%
15,100	Genpact Ltd.[1]	665,910
	Real Estate Management & Development — 3.5%
3,020	CBRE Group, Inc. Class A1,2	514,397
1,529	Jones Lang LaSalle, Inc.[2]	547,244
		1,061,641
	Retail REITs — 0.5%
6,000	Brixmor Property Group, Inc.[1]	160,740
	Semiconductors & Semiconductor Equipment — 13.4%
2,480	Applied Materials, Inc.	799,354
4,100	Cirrus Logic, Inc.[2]	534,394
560	KLA Corp.	799,646
5,180	Lam Research Corp.	1,209,323
5,740	ON Semiconductor Corp.[2]	343,769
2,600	QUALCOMM, Inc.[1]	394,134
		4,080,620
	Software — 5.0%
1,100	Adobe, Inc.[1,2]	322,575
18,060	Box, Inc. Class A2	457,821
9,520	Dropbox, Inc. Class A2	242,570
14,360	UiPath, Inc. Class A2,3	180,792
3,360	Zoom Communications, Inc.[1,2]	309,456
		1,513,214
See Notes to Schedules of Portfolio Investments
35

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialized REITs — 0.7%
8,080	VICI Properties, Inc.[1]	$226,886
	Specialty Retail — 2.4%
2,700	Five Below, Inc.[1,2]	517,428
7,220	Gap, Inc.[1]	202,016
		719,444
	Textiles, Apparel & Luxury Goods — 1.6%
874	Ralph Lauren Corp.[1]	308,881
1,520	Tapestry, Inc.[1]	192,903
		501,784
	Trading Companies & Distributors — 2.2%
2,360	WESCO International, Inc.[1]	683,055
	TOTAL COMMON STOCKS (Cost $26,534,625)	39,742,113
Face Amount
REPURCHASE AGREEMENT* — 0.3%
$81,983	With Fixed Income Clearing Corp., dated 1/30/26, 1.06%, principal and interest in the amount of $81,990, due 2/2/26, (collateralized by a U.S. Treasury Note with a par value of $82,700, coupon rate of 3.750%, due 4/30/27, market value of $83,711)	81,983
	TOTAL REPURCHASE AGREEMENT (Cost $81,983)	81,983
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.6%
197,450	State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%[4]	197,450
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $197,450)	197,450
TOTAL LONG INVESTMENTS (Cost $26,814,058)	131.0%	$40,021,546
COMMON STOCKS SOLD SHORT* — (30.1)%
	Aerospace & Defense — (1.9)%
(160)	Axon Enterprise, Inc.[2]	(77,373)
(1,900)	Karman Holdings, Inc.[2]	(197,220)
(200)	Lockheed Martin Corp.	(126,844)
(120)	TransDigm Group, Inc.	(171,305)
		(572,742)
	Banks — (0.9)%
(3,500)	Glacier Bancorp, Inc.	(177,380)
(1,700)	Triumph Financial, Inc.[2]	(107,253)
		(284,633)
	Beverages — (0.2)%
(4,000)	Primo Brands Corp.	(75,760)
	Building Products — (1.2)%
(1,040)	Builders FirstSource, Inc.[2]	(118,976)
(1,700)	Carrier Global Corp.	(101,286)
(200)	Lennox International, Inc.	(99,016)
See Notes to Schedules of Portfolio Investments
36

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Building Products — (Continued)
(1,200)	Trex Co., Inc.[2]	$(49,704)
		(368,982)
	Capital Markets — (1.7)%
(720)	ARES Management Corp. Class A	(107,762)
(850)	Blackstone, Inc.	(121,057)
(6,520)	Blue Owl Capital, Inc.	(88,933)
(400)	Coinbase Global, Inc. Class A2	(77,896)
(2,180)	TPG, Inc.	(128,424)
		(524,072)
	Commercial Services & Supplies — (0.8)%
(960)	Casella Waste Systems, Inc. Class A2	(96,845)
(600)	Waste Management, Inc.	(133,344)
		(230,189)
	Construction & Engineering — (0.4)%
(1,200)	Construction Partners, Inc. Class A2	(131,856)
	Containers & Packaging — (0.4)%
(3,260)	International Paper Co.	(131,443)
	Diversified Consumer Services — (0.3)%
(1,260)	Liberty Live Holdings, Inc. Class C2	(104,051)
	Diversified Telecommunication Services — (0.2)%
(2,120)	Cogent Communications Holdings, Inc.	(51,516)
	Electric Utilities — (0.4)%
(1,280)	Southern Co.	(114,317)
	Electrical Equipment — (0.4)%
(760)	Generac Holdings, Inc.[2]	(127,710)
	Electronic Equipment, Instruments & Components — (0.5)%
(1,100)	Novanta, Inc.[2]	(147,994)
	Energy Equipment & Services — (0.4)%
(1,800)	Tidewater, Inc.[2]	(112,482)
	Entertainment — (0.7)%
(720)	Madison Square Garden Sports Corp.[2]	(204,156)
	Equity Real Estate Investment Trusts — (0.4)%
(720)	AvalonBay Communities, Inc.	(127,922)
	Financial Services — (1.4)%
(1,440)	Affirm Holdings, Inc.[2]	(86,832)
(900)	Federal Agricultural Mortgage Corp. Class C	(152,370)
(1,920)	Fidelity National Information Services, Inc.	(106,080)
(16,900)	UWM Holdings Corp.	(82,979)
		(428,261)
	Food Products — (0.2)%
(900)	Freshpet, Inc.[2]	(62,730)
	Ground Transportation — (0.4)%
(320)	Saia, Inc.[2]	(107,158)
	Hotels, Restaurants & Leisure — (3.2)%
(1,040)	Cava Group, Inc.[2]	(63,045)
(680)	Darden Restaurants, Inc.	(135,558)
See Notes to Schedules of Portfolio Investments
37

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Hotels, Restaurants & Leisure — (Continued)
(3,500)	DraftKings, Inc. Class A2	$(96,285)
(800)	Hyatt Hotels Corp. Class A	(125,096)
(5,200)	Norwegian Cruise Line Holdings Ltd.[2]	(114,192)
(1,880)	Papa John’s International, Inc.	(66,120)
(280)	Royal Caribbean Cruises Ltd.	(90,902)
(2,400)	Six Flags Entertainment Corp.[2]	(43,224)
(1,400)	Starbucks Corp.	(128,730)
(700)	Texas Roadhouse, Inc.	(125,902)
		(989,054)
	Household Durables — (1.0)%
(1,100)	Lennar Corp. Class B	(111,386)
(1,420)	LGI Homes, Inc.[2]	(71,156)
(1,120)	SharkNinja, Inc.[2]	(132,384)
		(314,926)
	Insurance — (1.4)%
(3,160)	Baldwin Insurance Group, Inc.[2]	(69,267)
(1,840)	Goosehead Insurance, Inc. Class A2	(113,786)
(280)	Kinsale Capital Group, Inc.	(110,846)
(580)	Progressive Corp.	(120,640)
		(414,539)
	IT Services — (1.4)%
(400)	Cloudflare, Inc. Class A2	(70,940)
(2,500)	DigitalOcean Holdings, Inc.[2]	(138,125)
(420)	Snowflake, Inc.[2]	(80,934)
(500)	VeriSign, Inc.	(122,115)
		(412,114)
	Machinery — (0.9)%
(280)	Deere & Co.	(147,840)
(540)	Standex International Corp.	(129,600)
		(277,440)
	Media — (0.4)%
(3,860)	News Corp. Class B	(120,046)
	Metals & Mining — (0.5)%
(720)	Alpha Metallurgical Resources, Inc.[2]	(151,056)
	Multi-Utilities — (0.5)%
(1,740)	Public Service Enterprise Group, Inc.	(143,306)
	Office REITs — (0.7)%
(7,180)	JBG SMITH Properties	(120,912)
(1,940)	SL Green Realty Corp.	(86,873)
		(207,785)
	Oil, Gas & Consumable Fuels — (0.4)%
(360)	Texas Pacific Land Corp.	(125,410)
	Residential REITs — (0.0)%
(5,600)	Elme Communities	(12,320)
	Retail REITs — (0.4)%
(7,140)	Macerich Co.	(135,160)
	Software — (1.7)%
(260)	Crowdstrike Holdings, Inc. Class A2	(114,765)
See Notes to Schedules of Portfolio Investments
38

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Software — (Continued)
(60)	Fair Isaac Corp.[2]	$(87,790)
(2,800)	PAR Technology Corp.[2]	(73,388)
(6,600)	Riot Platforms, Inc.[2]	(102,102)
(320)	Synopsys, Inc.[2]	(148,837)
		(526,882)
	Specialized REITs — (0.8)%
(400)	Public Storage	(110,476)
(5,200)	Weyerhaeuser Co.	(134,056)
		(244,532)
	Specialty Retail — (2.0)%
(40)	AutoZone, Inc.[2]	(148,172)
(280)	Carvana Co.[2]	(112,311)
(1,520)	Floor & Decor Holdings, Inc. Class A2	(100,259)
(580)	RH2	(115,321)
(300)	Winmark Corp.	(135,207)
		(611,270)
	Textiles, Apparel & Luxury Goods — (0.6)%
(1,580)	Oxford Industries, Inc.	(58,223)
(18,400)	Under Armour, Inc. Class C2	(111,688)
		(169,911)
	Trading Companies & Distributors — (1.4)%
(720)	FTAI Aviation Ltd.	(196,070)
(160)	United Rentals, Inc.	(125,130)
(300)	Watsco, Inc.	(115,935)
		(437,135)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(10,260,349))	(9,200,860)
TOTAL SHORT INVESTMENTS (Proceeds $(10,260,349))	(30.1)%	$(9,200,860)
NET INVESTMENTS (Net Cost $16,553,709)	100.9%	$30,820,686
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)	(285,477)
NET ASSETS	100.0%	$30,535,209

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $11,423,123.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.
See Notes to Schedules of Portfolio Investments
39

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 2.6%
15,680	RTX Corp.	$3,150,582
	Banks — 5.6%
13,197	JPMorgan Chase & Co.	4,036,830
12,876	PNC Financial Services Group, Inc.	2,875,211
		6,912,041
	Beverages — 1.3%
10,128	PepsiCo, Inc.	1,555,965
	Broadline Retail — 2.7%
13,950	Amazon.com, Inc.[1]	3,338,235
	Capital Markets — 3.6%
17,068	Charles Schwab Corp.	1,773,706
15,178	Intercontinental Exchange, Inc.	2,637,633
		4,411,339
	Chemicals — 1.4%
15,331	PPG Industries, Inc.	1,772,723
	Commercial Services & Supplies — 2.7%
81,460	Copart, Inc.[1]	3,305,647
	Communications Equipment — 2.9%
46,050	Cisco Systems, Inc.	3,606,636
	Construction Materials — 2.9%
5,511	Martin Marietta Materials, Inc.	3,592,896
	Electrical Equipment — 2.6%
14,065	AMETEK, Inc.	3,150,279
	Electronic Equipment, Instruments & Components — 6.6%
56,551	Amphenol Corp. Class A	8,147,868
	Entertainment — 1.5%
16,712	Walt Disney Co.	1,885,114
	Financial Services — 4.9%
18,780	Global Payments, Inc.	1,347,277
8,767	Mastercard, Inc. Class A	4,723,572
		6,070,849
	Ground Transportation — 3.8%
15,519	Old Dominion Freight Line, Inc.	2,687,891
8,700	Union Pacific Corp.	2,045,370
		4,733,261
	Health Care Equipment & Supplies — 2.8%
19,674	Abbott Laboratories	2,150,368
3,514	Stryker Corp.	1,298,634
		3,449,002
	Health Care Providers & Services — 2.1%
9,586	Labcorp Holdings, Inc.	2,602,791
	Hotels, Restaurants & Leisure — 5.2%
851	Booking Holdings, Inc.	4,256,566
14,210	Yum! Brands, Inc.	2,209,655
		6,466,221
See Notes to Schedules of Portfolio Investments
40

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — 1.7%
6,961	Chubb Ltd.	$2,154,847
	Interactive Media & Service — 7.2%
26,141	Alphabet, Inc. Class C	8,849,513
	IT Services — 3.0%
10,037	Accenture PLC Class A	2,646,155
5,122	Gartner, Inc.[1]	1,073,622
		3,719,777
	Life Sciences Tools & Services — 5.0%
14,955	IQVIA Holdings, Inc.[1]	3,441,893
4,730	Thermo Fisher Scientific, Inc.	2,736,825
		6,178,718
	Machinery — 2.9%
3,882	Parker-Hannifin Corp.	3,632,931
	Oil, Gas & Consumable Fuels — 2.4%
16,890	Chevron Corp.	2,987,841
	Pharmaceuticals — 2.6%
2,074	Eli Lilly & Co.	2,151,049
8,667	Zoetis, Inc.	1,081,815
		3,232,864
	Software — 9.1%
6,834	Adobe, Inc.[1]	2,004,071
13,873	Microsoft Corp.	5,969,413
20,078	Oracle Corp.	3,304,437
		11,277,921
	Specialty Retail — 6.1%
3,631	Home Depot, Inc.	1,360,136
10,537	Ross Stores, Inc.	1,987,805
6,440	Ulta Beauty, Inc.[1]	4,168,999
		7,516,940
	Technology Hardware, Storage & Peripherals — 4.5%
21,177	Apple, Inc.	5,495,008
	TOTAL COMMON STOCKS (Cost $44,671,629)	123,197,809
Face Amount
REPURCHASE AGREEMENT* — 0.3%
$400,986	With Fixed Income Clearing Corp., dated 1/30/26, 1.06%, principal and interest in the amount of $401,021, due 2/2/26, (collateralized by a U.S. Treasury Note with a par value of $404,300, coupon rate of 3.750%, due 4/30/27, market value of $409,049)	400,986
	TOTAL REPURCHASE AGREEMENT (Cost $400,986)	400,986
See Notes to Schedules of Portfolio Investments
41

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2026 - (Unaudited)
Face Amount		Value
TOTAL INVESTMENTS (Cost $45,072,615)	100.0%	$123,598,795
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(13,421)
NET ASSETS	100.0%	$123,585,374

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
42

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.8%
	Automobile Components — 1.3%
86,870	LCI Industries	$12,742,960
	Banks — 9.1%
296,889	Cathay General Bancorp	15,194,779
219,673	First Merchants Corp.	8,734,199
961,306	FNB Corp.	16,870,920
232,005	Hancock Whitney Corp.	15,961,944
798,465	Northwest Bancshares, Inc.	10,284,229
524,791	OceanFirst Financial Corp.	9,839,831
152,203	Western Alliance Bancorp	13,568,898
		90,454,800
	Biotechnology — 4.9%
409,715	ACADIA Pharmaceuticals, Inc.[1]	10,296,138
344,222	Alkermes PLC[1]	11,665,684
470,044	Catalyst Pharmaceuticals, Inc.[1]	11,422,069
978,369	Dynavax Technologies Corp.[1]	15,150,044
		48,533,935
	Building Products — 2.1%
692,812	Hayward Holdings, Inc.[1]	11,181,986
1,418,892	Janus International Group, Inc.[1]	9,733,599
		20,915,585
	Capital Markets — 4.8%
29,278	Evercore, Inc. Class A	10,343,039
257,116	Marex Group PLC	10,150,940
154,385	Stifel Financial Corp.	19,035,670
49,336	Virtus Investment Partners, Inc.	8,054,102
		47,583,751
	Chemicals — 2.0%
176,775	Ashland, Inc.	10,811,559
144,244	Minerals Technologies, Inc.	9,485,485
		20,297,044
	Commercial Services & Supplies — 1.4%
109,213	Brink’s Co.	13,874,420
	Construction & Engineering — 4.1%
138,525	Arcosa, Inc.	15,856,957
41,685	Dycom Industries, Inc.[1]	15,189,597
501,498	WillScot Holdings Corp.[2]	10,045,005
		41,091,559
	Consumer Staples Distribution & Retail — 1.0%
1,036,001	Grocery Outlet Holding Corp.[1,2]	9,873,090
	Containers & Packaging — 1.6%
433,276	Graphic Packaging Holding Co.	6,347,493
215,026	Silgan Holdings, Inc.[2]	9,278,372
		15,625,865
	Diversified Consumer Services — 1.4%
244,698	Frontdoor, Inc.[1]	14,464,099
	Electric Utilities — 1.0%
207,161	Portland General Electric Co.	10,409,840
See Notes to Schedules of Portfolio Investments
43

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electrical Equipment — 3.2%
112,788	EnerSys	$20,323,270
350,336	Sensata Technologies Holding PLC	12,118,122
		32,441,392
	Electronic Equipment, Instruments & Components — 2.1%
209,357	TTM Technologies, Inc.[1]	20,558,857
	Energy Equipment & Services — 1.9%
764,240	Liberty Energy, Inc.	18,838,516
	Financial Services — 3.3%
132,871	Euronet Worldwide, Inc.[1]	9,627,833
328,886	NCR Atleos Corp.[1]	12,267,448
326,026	Radian Group, Inc.	10,726,255
		32,621,536
	Food Products — 1.1%
950,850	Flowers Foods, Inc.[2]	10,868,215
	Gas Utilities — 2.1%
190,359	New Jersey Resources Corp.	9,418,963
246,416	Northwest Natural Holding Co.	11,473,129
		20,892,092
	Health Care Equipment & Supplies — 6.0%
171,508	CONMED Corp.	6,584,192
150,598	Globus Medical, Inc. Class A1	13,656,227
68,595	ICU Medical, Inc.[1]	10,282,390
73,736	Inspire Medical Systems, Inc.[1]	5,587,714
652,390	Integra LifeSciences Holdings Corp.[1]	7,267,625
1,662,401	Neogen Corp.[1]	16,989,738
		60,367,886
	Health Care Providers & Services — 2.8%
161,398	HealthEquity, Inc.[1]	13,826,967
1,156,767	NeoGenomics, Inc.[1]	13,950,610
		27,777,577
	Health Care Technology — 1.1%
820,188	Certara, Inc.[1,2]	7,209,453
1,025,673	Evolent Health, Inc. Class A1,2	3,292,410
		10,501,863
	Hotel & Resort REITs — 0.8%
1,044,402	RLJ Lodging Trust	7,759,907
	Hotels, Restaurants & Leisure — 1.3%
151,931	Boyd Gaming Corp.	12,844,247
	Household Durables — 1.7%
227,002	La-Z-Boy, Inc.	8,265,143
268,082	Tri Pointe Homes, Inc.[1]	8,940,534
		17,205,677
	Household Products — 1.1%
526,380	Energizer Holdings, Inc.	11,490,875
	Industrial REITs — 1.1%
282,413	STAG Industrial, Inc.	10,593,312
See Notes to Schedules of Portfolio Investments
44

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Interactive Media & Services — 2.2%
354,889	Cargurus, Inc.[1]	$11,498,403
269,008	Ziff Davis, Inc.[1,2]	10,281,486
		21,779,889
	IT Services — 3.7%
192,246	ASGN, Inc.[1]	10,014,094
331,073	DigitalOcean Holdings, Inc.[1,2]	18,291,784
634,719	DXC Technology Co.[1]	9,158,995
		37,464,873
	Leisure Equipment & Products — 1.2%
255,243	YETI Holdings, Inc.[1]	11,667,158
	Media — 1.2%
57,203	Nexstar Media Group, Inc.	12,148,773
	Multi-Utilities — 1.1%
156,618	Black Hills Corp.	11,429,982
	Office REITs — 1.0%
1,193,833	Piedmont Realty Trust, Inc.	10,052,074
	Oil, Gas & Consumable Fuels — 2.7%
279,173	CNX Resources Corp.[1]	10,831,912
368,236	SM Energy Co.	7,169,555
344,438	World Kinect Corp.	9,268,827
		27,270,294
	Pharmaceuticals — 2.3%
192,861	Prestige Consumer Healthcare, Inc.[1]	12,433,749
213,029	Supernus Pharmaceuticals, Inc.[1]	10,259,476
		22,693,225
	Professional Services — 4.0%
33,430	CACI International, Inc. Class A1	20,745,989
135,126	Korn Ferry	9,387,203
522,109	Verra Mobility Corp.[1]	10,076,704
		40,209,896
	Real Estate Management & Development — 1.4%
868,337	Cushman & Wakefield Ltd.[1]	14,275,460
	Retail REITs — 0.9%
321,503	InvenTrust Properties Corp.	9,448,973
	Semiconductors & Semiconductor Equipment — 2.6%
172,305	Diodes, Inc.[1]	10,198,733
138,507	Rambus, Inc.[1]	15,766,252
		25,964,985
	Software — 4.5%
333,176	Braze, Inc. Class A1	6,936,724
532,049	Five9, Inc.[1]	9,395,985
846,199	PagerDuty, Inc.[1]	8,969,709
228,167	Progress Software Corp.[1]	9,336,594
112,975	SPS Commerce, Inc.[1]	10,084,149
		44,723,161
	Specialty Retail — 3.4%
168,731	Academy Sports & Outdoors, Inc.	9,281,893
See Notes to Schedules of Portfolio Investments
45

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
54,164	Asbury Automotive Group, Inc.[1]	$12,702,000
366,960	Valvoline, Inc.[1]	12,006,931
		33,990,824
	Trading Companies & Distributors — 2.3%
93,480	Boise Cascade Co.	7,554,119
53,642	WESCO International, Inc.	15,525,604
		23,079,723
	TOTAL COMMON STOCKS (Cost $759,542,442)	986,828,190
Face Amount
REPURCHASE AGREEMENT* — 1.3%
$13,161,477	With Fixed Income Clearing Corp., dated 1/30/26, 1.06%, principal and interest in the amount of $13,162,640, due 2/2/26, (collateralized by a U.S. Treasury Note with a par value of $13,269,600, coupon rate of 3.750%, due 4/30/27, market value of $13,424,800)	13,161,477
	TOTAL REPURCHASE AGREEMENT (Cost $13,161,477)	13,161,477
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.6%
25,215,261	State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%[3]	25,215,261
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $25,215,261)	25,215,261
TOTAL INVESTMENTS (Cost $797,919,180)	102.7%	$1,025,204,928
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.7)	(26,558,002)
NET ASSETS	100.0%	$998,646,926

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.
See Notes to Schedules of Portfolio Investments
46

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Aerospace & Defense — 3.7%
2,396	RTX Corp.	$481,428
	Banks — 6.1%
1,669	JPMorgan Chase & Co.	510,530
1,302	PNC Financial Services Group, Inc.	290,737
		801,267
	Beverages — 1.7%
1,424	PepsiCo, Inc.	218,769
	Biotechnology — 1.9%
726	Amgen, Inc.	248,205
	Capital Markets — 10.4%
600	Ameriprise Financial, Inc.	316,314
190	Blackrock, Inc.	212,599
3,713	Charles Schwab Corp.	385,855
2,423	Morgan Stanley	442,924
		1,357,692
	Chemicals — 3.8%
540	Linde PLC	246,764
2,180	PPG Industries, Inc.	252,073
		498,837
	Communications Equipment — 3.4%
5,742	Cisco Systems, Inc.	449,713
	Electric Utilities — 2.2%
6,471	Exelon Corp.	289,771
	Electrical Equipment — 2.1%
796	Eaton Corp. PLC	279,730
	Electronic Equipment, Instruments & Components — 3.4%
2,024	TE Connectivity PLC	450,907
	Entertainment — 1.6%
1,811	Walt Disney Co.	204,281
	Financial Services — 1.8%
4,366	Fidelity National Information Services, Inc.	241,222
	Food Products — 1.3%
2,896	Mondelez International, Inc. Class A	169,329
	Ground Transportation — 2.4%
1,336	Union Pacific Corp.	314,094
	Health Care Equipment & Supplies — 5.8%
2,379	Abbott Laboratories	260,025
1,096	Becton Dickinson & Co.	223,014
2,657	Medtronic PLC	273,565
		756,604
	Health Care Providers & Services — 2.6%
1,826	Quest Diagnostics, Inc.	341,517
	Hotels, Restaurants & Leisure — 4.3%
1,111	McDonald’s Corp.	349,965
2,371	Starbucks Corp.	218,013
		567,978
See Notes to Schedules of Portfolio Investments
47

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — 1.5%
1,261	Procter & Gamble Co.	$191,382
	Insurance — 4.4%
1,914	Allstate Corp.	380,867
585	Everest Group Ltd.	193,799
		574,666
	IT Services — 2.3%
1,136	Accenture PLC Class A	299,495
	Machinery — 6.5%
1,573	IDEX Corp.	312,319
735	Illinois Tool Works, Inc.	192,026
954	Snap-on, Inc.	349,269
		853,614
	Media — 1.7%
2,861	Omnicom Group, Inc.	220,411
	Multi-Utilities — 2.5%
2,465	DTE Energy Co.	331,247
	Oil, Gas & Consumable Fuels — 4.4%
1,641	Chevron Corp.	290,293
1,962	Phillips 66	281,665
		571,958
	Pharmaceuticals — 3.8%
3,847	Bristol-Myers Squibb Co.	211,777
1,263	Johnson & Johnson	287,017
		498,794
	Professional Services — 1.7%
2,160	Paychex, Inc.	222,761
	Semiconductors & Semiconductor Equipment — 2.6%
1,594	Texas Instruments, Inc.	343,587
	Software — 0.9%
711	Oracle Corp.	117,016
	Specialty Retail — 4.3%
579	Home Depot, Inc.	216,888
1,867	Ross Stores, Inc.	352,209
		569,097
	Technology Hardware, Storage & Peripherals — 1.8%
2,378	NetApp, Inc.	229,120
	Trading Companies & Distributors — 2.7%
1,382	Ferguson Enterprises, Inc.	348,900
	TOTAL COMMON STOCKS (Cost $7,773,488)	13,043,392
See Notes to Schedules of Portfolio Investments
48

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2026 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.1%
$13,897	With Fixed Income Clearing Corp., dated 1/30/26, 1.06%, principal and interest in the amount of $13,898, due 2/2/26, (collateralized by a U.S. Treasury Note with a par value of $14,100, coupon rate of 3.750%, due 4/30/27, market value of $14,355)	$13,897
TOTAL REPURCHASE AGREEMENT (Cost $13,897)		13,897
TOTAL INVESTMENTS (Cost $7,787,385)	99.7%	$13,057,289
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	38,171
NET ASSETS	100.0%	$13,095,460

*	Percentages indicated are based on net assets.
See Notes to Schedules of Portfolio Investments
49

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2026 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 8.2%
22,100	SPDR S&P 500 ETF Trust[1]	$15,292,537
30,000	Vanguard S&P 500 ETF[1]	19,086,600
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	34,379,137
Face Amount
U.S. TREASURY BILLS* — 16.1%
$30,000,000	U.S. Treasury Bill, 3.268% due 02/10/26[1]	29,976,163
38,000,000	U.S. Treasury Bill, 3.730% due 04/9/26[1]	37,750,245
	TOTAL U.S. TREASURY BILLS (Cost $67,710,923)	67,726,408
REPURCHASE AGREEMENT* — 0.1%
387,446	With Fixed Income Clearing Corp., dated 1/30/26, 1.06%, principal and interest in the amount of $387,480, due 2/2/26, (collateralized by a U.S. Treasury Note with a par value of $390,700, coupon rate of 3.750%, due 4/30/27, market value of $395,342)	387,446
	TOTAL REPURCHASE AGREEMENT (Cost $387,446)	387,446
Shares
INVESTMENT OF COLLATERAL PLEDGED FOR WRITTEN OPTIONS* — 2.9%
11,941,119	Goldman Sachs Financial Square Treasury Obligations Fund - Administration Class, 3.290%[1,2]	11,941,119
	TOTAL INVESTMENT OF COLLATERAL PLEDGED FOR WRITTEN OPTIONS (Cost $11,941,119)	11,941,119
TOTAL PURCHASED OPTIONS (#) (Cost $397,443,788)	93.5%	392,986,500
TOTAL INVESTMENTS (Cost $483,913,885)	120.8%	$507,420,610
LIABILITIES IN EXCESS OF OTHER ASSETS	(20.8)	(87,282,799)
NET ASSETS[3]	100.0%	$420,137,811

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Represents an investment of collateral pledged to secure open written call and put options contracts. Registered investment company advised by Goldman Sachs Asset Management. The rate shown is the 7 day yield as of January 31, 2026.
[3]	Cash in the amount of $25,065 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
50

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2026 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received by Fund)	Unrealized Appreciation/ (Depreciation)
(#)PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	4,000.00	03/20/26	USD	220	$152,658,660	$64,874,700	$59,409,680	$5,465,020
S&P 500 Index	OCC**	6,000.00	03/20/26	USD	2,890	2,005,379,670	281,876,150	281,297,370	578,780
TOTAL CALLS						$2,158,038,330	$346,750,850	$340,707,050	$6,043,800
PUTS:
S&P 500 Index	OCC**	5,000.00	03/20/26	USD	220	152,658,660	96,800	722,700	(625,900)
S&P 500 Index	OCC**	7,000.00	03/20/26	USD	2,890	2,005,379,670	46,138,850	56,014,038	(9,875,188)
TOTAL PUTS						$2,158,038,330	$46,235,650	$56,736,738	$(10,501,088)
TOTAL PURCHASED OPTIONS						$4,316,076,660	$392,986,500	$397,443,788	$(4,457,288)
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	5,000.00	03/20/26	USD	220	152,658,660	(43,038,600)	(38,172,420)	(4,866,180)
S&P 500 Index	OCC**	7,000.00	03/20/26	USD	2,890	2,005,379,670	(35,648,150)	(42,373,325)	6,725,175
TOTAL CALLS						$2,158,038,330	$(78,686,750)	$(80,545,745)	$1,858,995
PUTS:
S&P 500 Index	OCC**	6,900.00	02/20/26	USD	350	242,866,050	(2,497,250)	(4,773,225)	2,275,975
S&P 500 Index	OCC**	6,940.00	02/20/26	USD	50	34,695,150	(423,250)	(918,525)	495,275
S&P 500 Index	OCC**	6,950.00	02/20/26	USD	15	10,408,545	(132,525)	(291,085)	158,560
S&P 500 Index	OCC**	6,900.00	02/23/26	USD	10	6,939,030	(76,850)	(144,265)	67,415
S&P 500 Index	OCC**	4,000.00	03/20/26	USD	220	152,658,660	(29,150)	(300,080)	270,930
S&P 500 Index	OCC**	6,000.00	03/20/26	USD	2,890	2,005,379,670	(5,158,650)	(8,811,610)	3,652,960
TOTAL PUTS						$2,452,947,105	$(8,317,675)	$(15,238,790)	$6,921,115
TOTAL WRITTEN OPTIONS						$4,610,985,435	$(87,004,425)	$(95,784,535)	$8,780,110

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
51

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2026 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 39.9%
64,400	iShares MSCI Emerging Markets ETF[1]	$3,806,040
40,000	Vanguard FTSE All-World ex-U.S. ETF[1]	3,109,200
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,956,767)	6,915,240
Face Amount
U.S. TREASURY BILL* — 3.3%
$575,000	U.S. Treasury Bill, 3.282% due 02/10/26	574,543
	TOTAL U.S. TREASURY BILL (Cost $574,484)	574,543
REPURCHASE AGREEMENT* — 0.5%
89,022	With Fixed Income Clearing Corp., dated 1/30/26, 1.06%, principal and interest in the amount of $89,030, due 2/2/26, (collateralized by a U.S. Treasury Note with a par value of $89,800, coupon rate of 3.750%, due 4/30/27, market value of $90,897)	89,022
	TOTAL REPURCHASE AGREEMENT (Cost $89,022)	89,022
Shares
INVESTMENT OF COLLATERAL PLEDGED FOR WRITTEN OPTIONS* — 5.5%
947,477	Goldman Sachs Financial Square Treasury Obligations Fund - Administration Class, 3.290%[1,2]	947,477
	TOTAL INVESTMENT OF COLLATERAL PLEDGED FOR WRITTEN OPTIONS (Cost $947,477)	947,477
TOTAL PURCHASED OPTIONS (#) (Cost $15,202,875)	90.3%	15,669,750
TOTAL INVESTMENTS (Cost $21,770,625)	139.5%	$24,196,032
LIABILITIES IN EXCESS OF OTHER ASSETS	(39.5)	(6,849,153)
NET ASSETS[3]	100.0%	$17,346,879

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Represents an investment of collateral pledged to secure open written call and put options contracts. Registered investment company advised by Goldman Sachs Asset Management. The rate shown is the 7 day yield as of January 31, 2026.
[3]	Cash in the amount of $150,393 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
52

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2026 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received by Fund)	Unrealized Appreciation/ (Depreciation)
(#)PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	4,000.00	03/20/26	USD	30	$20,817,090	$8,846,550	$8,101,320	$745,230
S&P 500 Index	OCC**	6,000.00	03/20/26	USD	60	41,634,180	5,852,100	5,840,084	12,016
TOTAL CALLS						$62,451,270	$14,698,650	$13,941,404	$757,246
PUTS:
S&P 500 Index	OCC**	5,000.00	03/20/26	USD	30	20,817,090	13,200	98,550	(85,350)
S&P 500 Index	OCC**	7,000.00	03/20/26	USD	60	41,634,180	957,900	1,162,921	(205,021)
TOTAL PUTS						$62,451,270	$971,100	$1,261,471	$(290,371)
TOTAL PURCHASED OPTIONS						$124,902,540	$15,669,750	$15,202,875	$466,875
WRITTEN OPTIONS
CALLS:
iShares MSCI Emerging Markets ETF	OCC**	58.00	03/20/26	USD	400	2,364,000	(101,000)	(70,016)	(30,984)
S&P 500 Index	OCC**	5,000.00	03/20/26	USD	30	20,817,090	(5,868,900)	(5,205,330)	(663,570)
S&P 500 Index	OCC**	7,000.00	03/20/26	USD	60	41,634,180	(740,100)	(879,723)	139,623
TOTAL CALLS						$64,815,270	$(6,710,000)	$(6,155,069)	$(554,931)
PUTS:
Russell 2000 Index	OCC**	2,500.00	02/20/26	USD	5	1,306,870	(8,025)	(11,785)	3,760
S&P 500 Index	OCC**	6,945.00	02/20/26	USD	15	10,408,545	(129,675)	(286,485)	156,810
S&P 500 Index	OCC**	4,000.00	03/20/26	USD	30	20,817,090	(3,975)	(40,920)	36,945
S&P 500 Index	OCC**	6,000.00	03/20/26	USD	60	41,634,180	(107,100)	(182,940)	75,840
TOTAL PUTS						$74,166,685	$(248,775)	$(522,130)	$273,355
TOTAL WRITTEN OPTIONS						$138,981,955	$(6,958,775)	$(6,677,199)	$(281,576)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
53

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited)
Fair Value Hierarchy as of Period End:  Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standard Codification ("ASC") Topic 820, “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Disciplined U.S. Equity Portfolio, Disciplined U.S. Growth Equity Portfolio, Disciplined U.S. Value Equity Portfolio, Energy Resilience Portfolio, SMID Core Equity Portfolio, Long/Short Equity Portfolio, Total Market Plus Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio and Equity Income Portfolio had all investments at Level 1 of the hierarchy except repurchase agreements which were at Level 2 of the hierarchy, at January 31, 2026. Level 3 investments held as of fiscal year-end, in relation to net assets, were not significant.
The following is a summary of the inputs used as of January 31, 2026 in valuing the assets and liabilities of the Disciplined U.S. Small Cap Equity Portfolio, Disciplined International Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio:
Disciplined U.S. Small Cap Equity Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$2,573,815	$—	$—	$2,573,815
Repurchase Agreement	—	23,932	—	23,932
Investment of Security Lending Collateral	51,394	—	—	51,394
Rights	—	—	271	271
Total Investments	2,625,209	23,932	271	2,649,412
Total	$2,625,209	$23,932	$271	$2,649,412
54

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
Disciplined International Equity Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$82,077,775	$7,255	$—	$82,085,030
Repurchase Agreement	—	708,851	—	708,851
Investment of Security Lending Collateral	7,055,206	—	—	7,055,206
Rights	5,682	—	—	5,682
Total Investments	89,138,663	716,106	—	89,854,769
Total	$89,138,663	$716,106	$—	$89,854,769
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$34,379,137	$—	$—	$34,379,137
U.S. Treasury Bills	—	67,726,408	—	67,726,408
Repurchase Agreement	—	387,446	—	387,446
Investment Of Collateral Pledged For Written Options	11,941,119	—	—	11,941,119
Purchased Options
Calls	—	346,750,850	—	346,750,850
Puts	—	46,235,650	—	46,235,650
Total Purchased Options	—	392,986,500	—	392,986,500
Total Investments	46,320,256	461,100,354	—	507,420,610
Total	$46,320,256	$461,100,354	$—	$507,420,610
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$—	$(78,686,750)	$—	$(78,686,750)
Puts	—	(8,317,675)	—	(8,317,675)
Total Written Options	—	(87,004,425)	—	(87,004,425)
Total	$—	$(87,004,425)	$—	$(87,004,425)
55

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Concluded)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$6,915,240	$—	$—	$6,915,240
U.S. Treasury Bill	—	574,543	—	574,543
Repurchase Agreement	—	89,022	—	89,022
Investment Of Collateral Pledged For Written Options	947,477	—	—	947,477
Purchased Options
Calls	—	14,698,650	—	14,698,650
Puts	—	971,100	—	971,100
Total Purchased Options	—	15,669,750	—	15,669,750
Total Investments	7,862,717	16,333,315	—	24,196,032
Total	$7,862,717	$16,333,315	$—	$24,196,032
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$—	$(6,710,000)	$—	$(6,710,000)
Puts	—	(248,775)	—	(248,775)
Total Written Options	—	(6,958,775)	—	(6,958,775)
Total	$—	$(6,958,775)	$—	$(6,958,775)
56